UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 68.8% of Net Assets

	Belgium – 1.4%
161,451	Anheuser-Busch InBev NV	$17,168,081

	Brazil – 0.6%
516,200	Mills Estruturas e Servicos de Engenharia S.A.	7,220,345

	Canada – 1.2%
457,100	CGI Group, Inc., Class A(b)	15,293,325

	Chile – 0.7%
1,009,808	S.A.C.I. Falabella	9,057,427

	China – 1.1%
1,137,000	Hengan International Group Co. Ltd.	13,452,187

	Germany – 4.4%
153,413	Adidas AG	19,562,891
124,457	Bayer AG, (Registered)	17,475,066
96,539	Brenntag AG	17,917,225

		54,955,182

	Ireland – 0.8%
250,794	Alkermes PLC(b)	10,197,284

	Italy – 1.0%
235,094	Luxottica Group S.p.A.	12,599,009

	Japan – 2.9%
544,100	Asahi Group Holdings Ltd.	15,354,321
317,300	Nomura Research Institute Ltd.	10,027,579
2,125,000	Sumitomo Mitsui Trust Holdings, Inc.	11,243,827

		36,625,727

	Mexico – 1.3%
5,737,900	Genomma Lab Internacional S.A. de CV, Class B(b)	16,093,279

	Russia – 0.8%
230,729	Mail.ru Group Ltd., GDR, 144A(c)	10,278,977

	Sweden – 1.1%
510,931	Atlas Copco AB, Class A	14,186,535

	Switzerland – 1.9%
84,349	Roche Holding AG	23,628,362

	Thailand – 1.0%
1,243,100	Bangkok Bank PCL	6,765,469
401,100	Siam Cement PCL (The)	4,973,358

		11,738,827

	Turkey – 0.6%
2,436,485	Turkiye Garanti Bankasi AS	7,897,947

Shares	Description	Value (†)
Common Stocks – continued

	United Kingdom – 10.0%
2,384,467	Aberdeen Asset Management PLC	$19,828,414
214,499	British American Tobacco PLC	11,513,037
710,595	Diageo PLC	23,548,103
380,704	Hikma Pharmaceuticals PLC	7,583,297
1,238,852	HSBC Holdings PLC	13,595,342
7,383,965	Legal & General Group PLC	27,294,515
277,148	Shire PLC	13,061,206
392,101	Standard Chartered PLC	8,856,366

		125,280,280

	United States – 38.0%
156,519	ACE Ltd.	16,204,412
221,124	American Express Co.	20,062,581
25,745	Apple, Inc.	14,445,777
39,985	AutoZone, Inc.(b)	19,110,431
405,288	Citigroup, Inc.	21,119,558
468,311	Coca-Cola Co. (The)	19,345,927
40,909	Core Laboratories NV	7,811,574
173,840	Deere & Co.	15,876,807
93,316	Facebook, Inc., Class A(b)	5,100,653
81,210	FactSet Research Systems, Inc.	8,817,782
98,651	General Motors Co.(b)	4,031,866
176,396	Genesee & Wyoming, Inc., Class A(b)	16,942,836
138,507	Gilead Sciences, Inc.(b)	10,408,801
106,891	Goldman Sachs Group, Inc. (The)	18,947,499
24,632	Google, Inc., Class A(b)	27,605,329
165,194	Gulfport Energy Corp.(b)	10,432,001
955	Hawaiian Telcom Holdco, Inc.(b)	28,048
345,646	Lowe’s Cos., Inc.	17,126,759
101,507	M&T Bank Corp.	11,817,445
115,419	National Oilwell Varco, Inc.	9,179,273
28,272	NewMarket Corp.	9,447,089
237,494	Noble Energy, Inc.	16,175,716
123,995	Praxair, Inc.	16,123,070
75,800	Precision Castparts Corp.	20,412,940
21,273	priceline.com, Inc.(b)	24,727,735
117,927	QUALCOMM, Inc.	8,756,080
174,483	Schlumberger Ltd.	15,722,663
134,962	Signet Jewelers Ltd.	10,621,509
352,603	Texas Instruments, Inc.	15,482,798
126,804	TransDigm Group, Inc.	20,417,980
148,984	UnitedHealth Group, Inc.	11,218,495
127,135	Valspar Corp. (The)	9,063,454
26,818	Vertex Pharmaceuticals, Inc.(b)	1,992,577
300,263	Wyndham Worldwide Corp.	22,126,381

		476,703,846

	Total Common Stocks (Identified Cost $703,361,370)	862,376,620

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 28.6%

Non-Convertible Bonds – 27.9%

	Argentina – 0.1%
$170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	$175,100
500,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	481,250

		656,350

	Australia – 0.3%
1,200,000	Macquarie Bank Ltd., 5.000%, 2/22/2017, 144A	1,301,328
500,000	Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	552,970
2,185,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)(d)	2,135,749
155,000	Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	163,697

		4,153,744

	Belgium – 0.1%
350,000	Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	664,901

	Brazil – 1.6%
800,000	Banco do Brasil S.A., 3.875%, 10/10/2022	696,000
1,100,000	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 9/26/2023, 144A	1,087,625
400,000	Banco Santander Brasil S.A., 4.500%, 4/06/2015, 144A	411,000
600,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	624,000
1,948,136	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	792,750
800,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	784,000
6,600(††)	Brazil Letras do Tesouro Nacional, Zero Coupon, 7/01/2016, (BRL)(d)	2,098,930
705,320(†††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2014, (BRL)	302,605
564,256(†††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	244,602
1,115(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	411,609
2,250(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	862,028
2,250,000	Brazilian Government International Bond, 10.250%, 1/10/2028, (BRL)	922,698
1,700,000	BRF S.A., 3.950%, 5/22/2023, 144A	1,470,500
600,000	BRF S.A., 5.875%, 6/06/2022, 144A	598,800
2,300,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	807,206
1,075,000	Caixa Economica Federal, 4.500%, 10/03/2018, 144A	1,068,012

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brazil – continued
$1,255,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	$1,116,950
400,000	CSN Resources S.A., 6.500%, 7/21/2020, 144A	404,500
450,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	490,500
800,000	Gerdau Trade, Inc., 5.750%, 1/30/2021, 144A	816,000
300,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	301,500
100,000	LPG International, Inc., 7.250%, 12/20/2015	109,760
180,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	184,500
886,140	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/2022, 144A	906,964
2,400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	915,545
320,000	Petrobras International Finance Co., 5.375%, 1/27/2021	317,564
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	283,724
800,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	720,000
129,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	121,905
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	553,556

		20,425,333

	Canada – 0.9%
1,085,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	1,067,901
1,570,000	Bank of Nova Scotia, 1.375%, 12/18/2017	1,540,707
650,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	608,678
3,000,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	2,735,797
2,880,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(d)	2,807,231
875,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	802,812
1,100,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	1,108,250
100,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	103,468
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	614,652

		11,389,496

	Chile – 0.5%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A	1,453,183

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chile – continued
850,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	$1,619,279
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	194,848
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)	580,131
1,000,000	Corp Nacional del Cobre de Chile, 4.500%, 8/13/2023, 144A	995,655
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	263,621
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	745,549

		5,852,266

	China – 0.3%
800,000	Baidu, Inc., 2.250%, 11/28/2017	794,480
700,000	Baidu, Inc., 3.250%, 8/06/2018	707,559
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	392,514
1,200,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023	1,071,819
1,000,000	Parkson Retail Group Ltd., 4.500%, 5/03/2018	925,000

		3,891,372

	Colombia – 0.3%
400,000	Banco Davivienda S.A., 5.875%, 7/09/2022, 144A	386,000
555,000	Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	518,925
1,180,000	Ecopetrol S.A., 5.875%, 9/18/2023	1,244,900
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	691,687
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	1,148,171
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	114,352
40,000	Republic of Colombia, 8.125%, 5/21/2024	51,400

		4,155,435

	Costa Rica – 0.1%
600,000	Costa Rica Government International Bond, 4.250%, 1/26/2023, 144A	549,000
800,000	Costa Rica Government International Bond, 4.375%, 4/30/2025, 144A	706,000

		1,255,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Croatia – 0.1%
$1,000,000	Croatia Government International Bond, 6.000%, 1/26/2024, 144A	$992,500

	Czech Republic – 0.0%
400,000	CEZ AS, 4.250%, 4/03/2022, 144A	399,578

	Finland – 0.1%
1,015,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)(d)	1,322,567

	France – 0.0%
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	387,255

	Hong Kong – 0.1%
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	417,467
400,000	Noble Group Ltd., 6.750%, 1/29/2020, 144A	420,000

		837,467

	Hungary – 0.0%
200,000	Hungary Government International Bond, 6.375%, 3/29/2021	214,500

	Iceland – 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	1,020,000

	India – 0.2%
200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	188,626
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,340,500
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	707,889

		2,237,015

	Indonesia – 0.4%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	211,000
800,000	Gajah Tunggal Tbk PT, 7.750%, 2/06/2018, 144A	784,000
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	302,749
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	73,351
12,100,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	770,542
2,800,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A(d)	2,436,000

		4,577,642

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Ireland – 0.0%
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	$183,859

	Israel – 0.1%
1,580,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	1,430,488

	Italy – 0.6%
500,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	632,160
2,860,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(d)	4,264,723
400,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	601,420
1,525,000	Italy Buoni Poliennali Del Tesoro, REGS, 4.750%, 8/01/2023, 144A, (EUR)	2,240,350
125,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	108,281
10,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	9,050
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	146,582

		8,002,566

	Japan – 0.1%
1,700,000	Softbank Corp., 4.500%, 4/15/2020, 144A(d)	1,657,500

	Korea – 0.8%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	599,436
8,000,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	186,686
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	423,809
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	620,258
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	631,834
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A	602,410
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	417,745
400,000	Korea Finance Corp., 4.625%, 11/16/2021	422,366
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	411,966
3,784,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)(d)	3,537,093
970,000,000	Korea Treasury Bond, 4.000%, 3/10/2016, (KRW)	940,537
250,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	255,961
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	162,253

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Korea – continued
$200,000		Woori Bank, 5.875%, 4/13/2021, 144A	$218,893

			9,431,247

		Luxembourg – 0.2%
400,000		Altice Financing S.A., 7.875%, 12/15/2019, 144A	435,000
400,000		ArcelorMittal, 7.250%, 3/01/2041	382,000
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	347,520
500,000		INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	502,500
500,000		Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	480,000
400,000		VTB Bank OJSC, 6.000%, 4/12/2017, 144A	424,408

			2,571,428

		Malaysia – 0.2%
1,750,000		Malaysia Government Bond, 3.434%, 8/15/2014, (MYR)	535,796
6,540,000		Malaysia Government Bond, 4.012%, 9/15/2017, (MYR)(d)	2,021,173

			2,556,969

		Mexico – 1.4%
7,000,000		America Movil SAB de CV, 3.500%, 2/08/2015, (CNY)	1,161,049
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	705,795
300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A	282,750
600,000		BBVA Bancomer S.A., 6.750%, 9/30/2022, 144A	639,000
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	620,184
264,500	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	2,078,413
186,200	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	1,441,676
424,200	(††††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)(d)	3,561,438
520,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(d)	4,502,543
265,000	(††††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,257,467
480,000		Petroleos Mexicanos, 3.500%, 7/18/2018	492,600

			17,742,915

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Netherlands – 0.4%
$1,155,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	$1,060,752
550,000	GTB Finance BV, 6.000%, 11/08/2018, 144A	541,750
200,000	Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	217,000
400,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	417,000
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	535,000
850,000	Petrobras Global Finance BV, 3.000%, 1/15/2019	795,457
1,750,000	Petrobras Global Finance BV, 4.375%, 5/20/2023(d)	1,559,061

		5,126,020

	New Zealand – 0.3%
2,849,013	New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)	2,318,552
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(d)	1,992,868

		4,311,420

	Norway – 0.4%
14,109,000	Norway Government Bond, 2.000%, 5/24/2023, (NOK)(d)	2,138,344
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, (NOK)(d)	2,510,934

		4,649,278

	Panama – 0.0%
300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A	306,000

	Peru – 0.1%
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	918,750

	Philippines – 0.1%
40,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	876,471
30,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	714,809
175,000	Philippine Long Distance Telephone Co., EMTN, 8.350%, 3/06/2017	200,375

		1,791,655

	Poland – 0.3%
6,965,000	Poland Government Bond, 4.000%, 10/25/2023, (PLN)(d)	2,243,472
2,200,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	759,537
95,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	108,584

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Poland – continued
$800,000	Poland Government International Bond, 3.000%, 3/17/2023	$728,400

		3,839,993

	Romania – 0.1%
2,650,000	Romania Government Bond, 5.850%, 4/26/2023, (RON)	848,968

	Russia – 0.0%
200,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 5/23/2016, 144A	212,300

	Singapore – 0.6%
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(d)	2,054,550
950,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	748,911
2,470,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)(d)	2,035,145
3,100,000	Singapore Government Bond, 3.250%, 9/01/2020, (SGD)(d)	2,620,636
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	483,750

		7,942,992

	South Africa – 0.3%
650,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022	560,625
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	416,422
11,500,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	1,086,087
600,000	South Africa Government International Bond, 5.875%, 9/16/2025	624,000
700,000	Transnet SOC Ltd., 4.000%, 7/26/2022, 144A	616,140

		3,303,274

	Spain – 0.7%
820,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,053,903
1,270,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)(d)	1,578,515
2,115,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	3,095,673
800,000	Spain Government Bond, 4.400%, 10/31/2023, 144A (EUR)	1,120,480
1,250,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)(d)	1,951,601

		8,800,172

	Supranationals – 0.7%
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A	863,942

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supranationals – continued
$1,115,000	Corp Andina de Fomento, 4.375%, 6/15/2022	$1,104,052
4,925,000	European Financial Stability Facility, 1.625%, 7/17/2020, (EUR)(d)	6,721,604

		8,689,598

	Sweden – 0.3%
400,000	Eileme 2 AB, 11.625%, 1/31/2020	479,491
1,000,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	995,500
9,195,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	1,512,330
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	450,470

		3,437,791

	Thailand – 0.2%
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A	844,537
62,435,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)(d)	1,915,424

		2,759,961

	Turkey – 0.5%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	690,400
600,000	Export Credit Bank of Turkey, 5.375%, 11/04/2016, 144A	616,380
1,600,000	Turkey Government International Bond, 3.250%, 3/23/2023	1,316,000
1,200,000	Turkey Government International Bond, 5.125%, 3/25/2022	1,149,600
600,000	Turkiye Garanti Bankasi A.S., 4.000%, 9/13/2017, 144A	589,500
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	768,960
875,000	Yapi ve Kredi Bankasi, 5.250%, 12/03/2018, 144A	847,700
600,000	Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A., 5.188%, 10/13/2015, 144A	607,500

		6,586,040

	United Arab Emirates – 0.1%
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	662,400
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	217,300

		879,700

	United Kingdom – 0.6%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	602,585

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – continued
410,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	$395,303
250,000	BAT International Finance PLC, 3.250%, 6/07/2022, 144A	239,450
470,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	861,227
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	111,241
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	283,872
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	703,736
250,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	388,196
345,000	United Kingdom Gilt, REGS, 2.000%, 1/22/2016, (GBP)	585,540
705,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	1,186,135
250,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	454,310
1,150,000	Vedanta Resources PLC, 6.000%, 1/31/2019, 144A	1,112,625

		6,924,220

	United States – 13.5%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	17,051
240,000	AES Corp., 4.875%, 5/15/2023	224,400
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	376,125
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	13,125
975,000	Alcoa, Inc., 5.900%, 2/01/2027	955,332
1,325,000	Ally Financial, Inc., 5.500%, 2/15/2017	1,434,312
257,000	Ally Financial, Inc., 6.750%, 12/01/2014	269,207
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	152,220
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,067,120
200,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	193,500
720,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	871,200
13,177	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(c)	13,408
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,005,876
145,000	Avnet, Inc., 6.000%, 9/01/2015	155,951

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,820,000	Ball Corp., 5.000%, 3/15/2022	$1,801,800
200,000	Bank of America Corp., 5.490%, 3/15/2019	221,405
500,000	Bank of America Corp., EMTN, 4.625%, 8/07/2017, (EUR)	759,463
115,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	125,669
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	50,000
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	16,348
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	16,729
875,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	903,437
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,074,800
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	455,175
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	50,600
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	538,450
20,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	22,350
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	107,350
1,470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,545,337
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	168,175
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,050,225
391,247	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	415,700
235,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	252,037
235,000	Cummins, Inc., 5.650%, 3/01/2098	225,290
222,770	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	250,616
201,409	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	203,926
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	46,515
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	51,000
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,480
310,000	DR Horton, Inc., 4.375%, 9/15/2022	289,075
4,113,884	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250% (12.250% PIK), 12/01/2018, 144A(e)	2,859,149

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,725,000	First Data Corp., 10.625%, 6/15/2021, 144A	$1,869,469
150,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	165,518
25,000	Ford Motor Co., 6.375%, 2/01/2029	27,505
50,000	Ford Motor Co., 6.625%, 2/15/2028	54,411
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,363,305
40,000	Ford Motor Co., 7.125%, 11/15/2025	46,652
835,000	Ford Motor Co., 7.400%, 11/01/2046	998,325
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,921
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,113,909
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	998,171
28,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	28,560
50,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	47,438
600,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(f)	670,500
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,140,473
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	129,568
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	227,920
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	437,548
200,000	Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	218,000
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	759,678
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,553,291
100,000	Goldman Sachs Group, Inc. (The), 7.250%, 4/10/2028, (GBP)	208,331
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,277,181
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	165,000
70,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.804%, 8/10/2045(g)	71,123
425,000	Halcon Resources Corp., 8.875%, 5/15/2021	429,250
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	448,538
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,046,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$20,000	HCA, Inc., 4.750%, 5/01/2023	$18,800
90,000	HCA, Inc., 6.375%, 1/15/2015	94,500
225,000	HCA, Inc., 7.050%, 12/01/2027	221,625
245,000	HCA, Inc., 7.190%, 11/15/2015	267,050
90,000	HCA, Inc., 7.500%, 12/15/2023	97,200
820,000	HCA, Inc., 7.500%, 11/06/2033	820,000
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,567,500
395,000	HCA, Inc., 8.360%, 4/15/2024	434,500
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	202,313
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	74,625
855,000	Hecla Mining Co., 6.875%, 5/01/2021, 144A	820,800
585,000	Hercules, Inc., 6.500%, 6/30/2029	508,950
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	517,562
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	120,388
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	85,200
1,620,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,753,650
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	46,013
145,000	iStar Financial, Inc., 4.875%, 7/01/2018	144,456
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	74,988
60,000	iStar Financial, Inc., 6.050%, 4/15/2015	63,075
200,000	iStar Financial, Inc., 7.125%, 2/15/2018	220,500
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,100
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	35,760
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,575
2,995,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	3,227,112
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	719,031
30,000	Jefferies Group LLC, 5.125%, 1/20/2023	30,344

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	$1,032,550
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	711,764
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,606,032
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	13,425
1,665,000	KB Home, 8.000%, 3/15/2020	1,839,825
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	199,500
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	15,356
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	59,950
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	143,100
1,435,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	1,607,200
30,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	33,563
165,000	Masco Corp., 6.500%, 8/15/2032	162,113
865,000	Masco Corp., 7.750%, 8/01/2029	949,885
2,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	2,911,872
310,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(h)	275,900
398,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(h)	390,040
1,045,000	Morgan Stanley, 2.125%, 4/25/2018	1,035,987
1,175,000	Morgan Stanley, 5.750%, 1/25/2021	1,329,235
250,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	455,436
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	475,223
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,048,416
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	693,482
100,000	Morgan Stanley, Series F, MTN, 0.696%, 10/18/2016(g)	99,176
1,552,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,272,640
245,000	New Albertson’s, Inc., 7.750%, 6/15/2026	198,450
3,605,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,974,125
2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,825,150

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		United States – continued
$315,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	$226,800
155,000		NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	132,525
115,000		Owens Corning, Inc., 6.500%, 12/01/2016	127,614
535,000		Owens Corning, Inc., 7.000%, 12/01/2036	573,552
540,000		Pulte Group, Inc., 6.000%, 2/15/2035	457,650
785,000		Pulte Group, Inc., 6.375%, 5/15/2033	710,425
220,000		Pulte Group, Inc., 7.875%, 6/15/2032	226,050
1,335,000		Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,448,475
650,000		Qwest Capital Funding, Inc., 6.875%, 7/15/2028	596,375
400,000		Qwest Capital Funding, Inc., 7.625%, 8/03/2021	420,000
60,000		Qwest Capital Funding, Inc., 7.750%, 2/15/2031	57,450
560,000		Qwest Corp., 6.875%, 9/15/2033	537,600
115,000		Qwest Corp., 7.250%, 9/15/2025	122,471
480,000		R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	516,000
1,155,000		R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	1,322,475
200,000		Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	204,000
500,000		Range Resources Corp., 5.000%, 8/15/2022	491,250
750,000		Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	758,506
80,000		Reynolds American, Inc., 6.750%, 6/15/2017	91,573
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	445,000
655,000		Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	655,000
635,000		Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	525,462
1,970,000		Rosetta Resources, Inc., 5.625%, 5/01/2021	1,965,075
760,000		Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	801,800
70,000		SLM Corp., 4.875%, 6/17/2019	69,752
915,000		SLM Corp., 5.500%, 1/25/2023	864,320
1,600	(†††††)	SLM Corp., 6.000%, 12/15/2043	29,517

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$141,000	SLM Corp., MTN, 3.875%, 9/10/2015	$145,759
40,000	SLM Corp., MTN, 4.625%, 9/25/2017	41,521
60,000	SLM Corp., MTN, 5.500%, 1/15/2019	62,265
1,130,000	SLM Corp., MTN, 7.250%, 1/25/2022	1,194,975
10,000	SLM Corp., Series A, MTN, 0.538%, 1/27/2014(g)	9,988
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	9,798
2,560,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	2,121,600
465,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	541,725
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	356,400
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	140,725
400,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	424,000
300,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	312,000
135,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	147,555
294,000	Sprint Capital Corp., 6.875%, 11/15/2028	277,095
420,000	Sprint Capital Corp., 6.900%, 5/01/2019	458,850
110,000	Sprint Capital Corp., 8.750%, 3/15/2032	117,975
26,000	Sprint Communications, Inc., 6.000%, 12/01/2016	28,373
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,873,625
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,183,200
820,000	Textron, Inc., 5.950%, 9/21/2021	883,594
715,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	934,748
1,431,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,058,940
1,645,000	U.S. Treasury Note, 0.125%, 12/31/2014	1,644,487
18,000,000	U.S. Treasury Note, 0.250%, 5/31/2014(d)	18,010,548
1,995,000	U.S. Treasury Note, 0.250%, 10/31/2014(d)	1,996,714
7,940,000	U.S. Treasury Note, 0.250%, 1/15/2015	7,946,511
4,760,000	U.S. Treasury Note, 0.250%, 1/31/2015	4,763,903

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$11,355,000	U.S. Treasury Note, 0.250%, 2/15/2015(d)	$11,362,983
4,980,000	U.S. Treasury Note, 0.250%, 12/15/2015	4,968,910
1,175,000	U.S. Treasury Note, 1.500%, 12/31/2018	1,161,781
28,215	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	32,024
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	658,350
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	327,819
1,735,000	United States Steel Corp., 6.650%, 6/01/2037	1,492,100
770,000	United States Steel Corp., 7.500%, 3/15/2022	818,125
134,465	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	146,567
71,874	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	80,139
528,181	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	536,104
230,000	USG Corp., 9.750%, 1/15/2018	271,975
525,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	553,219
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	108,336
260,000	Visant Corp., 10.000%, 10/01/2017	252,200
85,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	142,943
475,000	Wells Fargo & Co., EMTN, 3.500%, 9/12/2029, (GBP)	714,340
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	69,216
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	385,451
125,000	Xerox Corp., 6.750%, 2/01/2017	141,969
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	22,433
250,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	358,446

		168,961,796

	Uruguay – 0.1%
23,719,562	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	1,130,889

	Total Non-Convertible Bonds (Identified Cost $343,919,347)	349,430,210

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – 0.7%

	United States – 0.7%
$295,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(i)	$282,278
390,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	395,850
175,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	182,984
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	266,516
125,000	Ford Motor Co., 4.250%, 11/15/2016	230,625
515,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	525,944
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,529,297
90,000	KB Home, 1.375%, 2/01/2019	89,381
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(h)	292,937
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,736,250
375,000	Omnicare, Inc., 3.750%, 12/15/2025	861,562
610,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	635,544
40,000	RPM International, Inc., 2.250%, 12/15/2020	44,275
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	118,519
265,000	United States Steel Corp., 2.750%, 4/01/2019	350,794

	Total Convertible Bonds (Identified Cost $6,526,352)	8,542,756

Municipals – 0.0%
	United States – 0.0%
415,000	State of Illinois, 5.100%, 6/01/2033	385,510
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	87,743

	Total Municipals (Identified Cost $448,208)	473,253

	Total Bonds and Notes (Identified Cost $350,893,907)	358,446,219

Senior Loans – 0.5%
	United States – 0.5%
308,450	Apria Healthcare Group, Inc., Term Loan, 6.750%, 4/05/2020(g)	309,092
1,860,938	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(g)	1,920,953
1,065,000	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(g)	1,066,331

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	United States – continued
$31,074	PowerTeam Services LLC, Delayed Draw Term Loan, 3.250%, 5/06/2020(j)	$31,074
23,926	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(g)	23,100
432,825	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(g)	426,333
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(g)	117,600
17,258	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(g)	12,855
916,315	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(g)	924,186
342,413	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(g)	346,693
814,000	US Airways Group, Inc., Term Loan B1, 4.000%, 5/23/2019(g)	818,680

	Total Senior Loans (Identified Cost $5,915,552)	5,996,897

Shares
Preferred Stocks – 0.1%

Convertible Preferred Stocks – 0.1%

	United States – 0.1%
460	Chesapeake Energy Corp., 5.000%	44,850
100	Chesapeake Energy Corp., Series A, 5.750% 144A	115,875
820	Lucent Technologies Capital Trust I, 7.750%	824,100

	Total Convertible Preferred Stocks (Identified Cost $725,851)	984,825

Non-Convertible Preferred Stock – 0.0%

	United States – 0.0%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	651,374

	Total Preferred Stocks (Identified Cost $871,217)	1,636,199

Principal Amount(‡)
Short-Term Investments – 2.5%
$60,218	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2013 at 0.000%, to be repurchased at $60,218 on 1/02/2014 collateralized by $70,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $63,873 including accrued interest(k)	60,218
31,666,407	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $31,666,407 on 1/02/2014 collateralized by $17,105,000 Federal National Mortgage Association, 1.125% due 4/27/2017 valued at $17,190,525; $15,040,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $15,111,681 including accrued interest(k)	31,666,407

	Total Short-Term Investments (Identified Cost $31,726,625)	31,726,625

Description	Value (†)
Total Investments – 100.5% (Identified Cost $1,092,768,671)(a)	$1,260,182,560
Other assets less liabilities – (0.5)%	(5,934,863)

Net Assets – 100.0%	$1,254,247,697

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At December 31, 2013, approximately 25% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $1,093,683,049 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$186,918,904
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,419,393)

Net unrealized appreciation	$166,499,511

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s investment adviser. At December 31, 2013, the value of these securities amounted to $10,457,903 or 0.8% of net assets.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2013, the issuer paid out 100% of the interest payments in-kind.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(h)	Illiquid security. At December 31, 2013, the value of these securities amounted to $958,877 or 0.1% of net assets.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $98,040,931 or 7.8% of net assets.
GDR	A Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of GDRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
OJSC	Open Joint-Stock Company
PIK	Payment-in-Kind
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	3/19/2014	Australian Dollar	2,870,000	$2,550,010	$57,672
Sell[1]	1/07/2014	Brazilian Real	6,400,000	2,709,977	134,213
Buy[1]	3/11/2014	British Pound	1,370,000	2,267,582	28,591
Sell[1]	3/05/2014	Canadian Dollar	6,610,000	6,213,263	35,302
Buy[2]	3/19/2014	Euro	13,520,000	18,599,050	(55,305)
Buy[1]	3/19/2014	Japanese Yen	2,245,000,000	21,325,681	(456,373)
Buy[3]	3/20/2014	Malaysian Ringgit	1,250,000	379,867	(5,282)
Sell[2]	3/19/2014	New Zealand Dollar	2,800,000	2,290,697	(3,013)
Buy[2]	3/17/2014	Philippine Peso	187,000,000	4,217,839	(18,681)

Total					$(282,876)

At December 31, 2013, the Fund had the following open forward foreign cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive4/Units of Currency		Unrealized Appreciation (Depreciation)
3/12/2014	Euro	660,370	Norwegian Krone	5,600,000	$12,493
3/12/2014	Norwegian Krone	5,600,000	Euro	671,992	3,494

					$15,987

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Barclays Bank PLC
[3]	Counterparty is JP Morgan Chase Bank, N.A.
[4]	Counterparty is Deutsche Bank AG.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Russia	$—	$10,278,977	$—	$10,278,977
All Other Common Stocks*	852,097,643	—	—	852,097,643

Total Common Stocks	852,097,643	10,278,977	—	862,376,620

Bonds and Notes
Non-Convertible Bonds
Korea	—	4,953,617	4,477,630	9,431,247
New Zealand	—	1,992,868	2,318,552	4,311,420
United States	29,517	165,844,552	3,087,727	168,961,796
All Other Non-Convertible Bonds*	—	166,725,747	—	166,725,747

Total Non-Convertible Bonds	29,517	339,516,784	9,883,909	349,430,210

Convertible Bonds*	—	8,542,756	—	8,542,756
Municipals*	—	473,253	—	473,253

Total Bonds and Notes	29,517	348,532,793	9,883,909	358,446,219

Senior Loans*	—	5,996,897	—	5,996,897
Preferred Stocks*	1,636,199	—	—	1,636,199
Short-Term Investments	—	31,726,625	—	31,726,625

Total Investments	853,763,359	396,535,292	9,883,909	1,260,182,560

Forward Foreign Currency Contracts (unrealized appreciation)	—	271,765	—	271,765

Total	$853,763,359	$396,807,057	$9,883,909	$1,260,454,325

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(538,654)	$—	$(538,654)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $7,242,066 was transferred from Level 2 to Level 1 during the period ended December 31, 2013. At December 31, 2013, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2013 and/or December 31, 2013:

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
Brazil	$1,065,325	$—	$—	$—	$—	$—	$—	$(1,065,325)	$—	$—
Korea	4,410,510	(1,105)	—	68,225	—	—	—	—	4,477,630	68,225
New Zealand	—	16	—	15,851	2,302,685	—	—	—	2,318,552	15,851
United States	3,019,090	421	233	85,057	—	(17,074)	—	—	3,087,727	86,396

Total	$8,494,925	$(668)	$233	$169,133	$2,302,685	$(17,074)	$—	$(1,065,325)	$9,883,909	$170,472

A debt security valued at $1,065,325 was transferred from Level 3 to Level 2 during the period ended December 31, 2013. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts. The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of December 31, 2013:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$271,765

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(538,654)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays Bank PLC	$ (76,999)	$—
Credit Suisse International	(200,595)	—
JP Morgan Chase Bank, N.A.	(5,282)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of December 31, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, is $271,765 and the amount of loss that the Fund would incur after taking into account master netting arrangements pursuant to ISDA agreements is $15,987.

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	9.9%
Pharmaceuticals	6.4
Beverages	6.0
Commercial Banks	4.8
Specialty Retail	3.7
Insurance	3.5
Internet Software & Services	3.4
Aerospace & Defense	3.3
Capital Markets	3.1
Chemicals	3.0
Banking	2.9
Energy Equipment & Services	2.6
Textiles, Apparel & Luxury Goods	2.6
Machinery	2.4
Oil, Gas & Consumable Fuels	2.1
IT Services	2.0
Trading Companies & Distributors	2.0
Internet & Catalog Retail	2.0
Other Investments, less than 2% each	32.3
Short-Term Investments	2.5

Total Investments	100.5
Other assets less liabilities (including open forward foreign currency contracts)	(0.5)

Net Assets	100.0%

Currency Exposure Summary at December 31, 2013 (Unaudited)

United States Dollar	62.7%
British Pound	10.7
Euro	8.8
Japanese Yen	2.9
Mexican Peso	2.5
Other, less than 2% each	12.9

Total Investments	100.5
Other assets less liabilities (including open forward foreign currency contracts)	(0.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.4% of Net Assets

	Air Freight & Logistics – 6.9%
559,775	Expeditors International of Washington, Inc.	$24,770,044
239,270	United Parcel Service, Inc., Class B	25,142,491

		49,912,535

	Beverages – 7.2%
331,974	Coca-Cola Co. (The)	13,713,846
19,174	Diageo PLC, Sponsored ADR	2,539,021
299,056	Monster Beverage Corp.(b)	20,267,025
293,051	SABMiller PLC, Sponsored ADR	15,027,656

		51,547,548

	Biotechnology – 2.3%
146,152	Amgen, Inc.	16,684,712

	Capital Markets – 5.2%
178,496	Franklin Resources, Inc.	10,304,574
116,533	Greenhill & Co., Inc.	6,751,922
587,229	SEI Investments Co.	20,394,463

		37,450,959

	Communications Equipment – 8.9%
1,576,840	Cisco Systems, Inc.	35,400,058
390,955	QUALCOMM, Inc.	29,028,409

		64,428,467

	Consumer Finance – 3.1%
243,461	American Express Co.	22,089,217

	Energy Equipment & Services – 3.0%
243,926	Schlumberger Ltd.	21,980,172

	Food Products – 3.9%
1,929,877	Danone S.A., Sponsored ADR	28,021,814

	Health Care Equipment & Supplies – 6.8%
253,225	Varian Medical Systems, Inc.(b)	19,673,050
310,913	Zimmer Holdings, Inc.	28,973,983

		48,647,033

	Household Products – 2.6%
233,506	Procter & Gamble Co. (The)	19,009,724

	Internet & Catalog Retail – 6.7%
120,166	Amazon.com, Inc.(b)	47,920,999

	Internet Software & Services – 11.7%
636,749	Facebook, Inc., Class A(b)	34,804,700
44,035	Google, Inc., Class A(b)	49,350,465

		84,155,165

	IT Services – 6.5%
131,583	Automatic Data Processing, Inc.	10,633,222

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
163,804	Visa, Inc., Class A	$36,475,875

		47,109,097

	Pharmaceuticals – 4.6%
220,412	Merck & Co., Inc.	11,031,621
273,383	Novartis AG, ADR	21,974,525

		33,006,146

	Semiconductors & Semiconductor Equipment – 3.8%
52,668	Altera Corp.	1,713,290
62,981	Analog Devices, Inc.	3,207,622
410,543	ARM Holdings PLC, Sponsored ADR	22,473,124

		27,394,036

	Software – 11.5%
409,171	Autodesk, Inc.(b)	20,593,576
130,108	FactSet Research Systems, Inc.	14,127,127
426,612	Microsoft Corp.	15,968,087
833,880	Oracle Corp.	31,904,249

		82,593,039

	Specialty Retail – 3.7%
532,113	Lowe’s Cos., Inc.	26,366,199

	Total Common Stocks (Identified Cost $565,077,913)	708,316,862

Principal Amount
Short-Term Investments – 2.0%
$14,280,874	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $14,280,874 on 1/02/2014 collateralized by $13,460,000 U.S. Treasury Note, 3.125% due 1/31/2017 valued at $14,567,529 including accrued interest(c) (Identified Cost $14,280,874)	14,280,874

	Total Investments – 100.4% (Identified Cost $579,358,787)(a)	722,597,736
	Other assets less liabilities – (0.4)%	(3,234,453)

	Net Assets – 100.0%	$719,363,283

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $579,358,787 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$144,911,228
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,672,279)

Net unrealized appreciation	$143,238,949

At September 30, 2013, the Fund had a capital loss carryforward of $83,801,835 of which $49,121,891 expires on September 30, 2017 and $34,679,944 expires on September 30, 2018.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$708,316,862	$—	$—	$708,316,862
Short-Term Investments	—	14,280,874	—	14,280,874

Total	$708,316,862	$14,280,874	$—	$722,597,736

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2013 (Unaudited)

Internet Software & Services	11.7%
Software	11.5
Communications Equipment	8.9
Beverages	7.2
Air Freight & Logistics	6.9
Health Care Equipment & Supplies	6.8
Internet & Catalog Retail	6.7
IT Services	6.5
Capital Markets	5.2
Pharmaceuticals	4.6
Food Products	3.9
Semiconductors & Semiconductor Equipment	3.8
Specialty Retail	3.7
Consumer Finance	3.1
Energy Equipment & Services	3.0
Household Products	2.6
Biotechnology	2.3
Short-Term Investments	2.0

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 84.0% of Net Assets

Non-Convertible Bonds – 72.1%

	ABS Credit Card – 0.6%
$600,000	American Express Credit Account Master Trust, Series 2012-1, Class A, 0.437%, 1/15/2020(b)	$598,000
245,000	American Express Issuance Trust II, Series 2013-2, Class A, 0.597%, 8/15/2019(b)	245,694
145,000	Chase Issuance Trust, Series 2013-A3, Class A3, 0.447%, 4/15/2020(b)	144,468

		988,162

	ABS Home Equity – 5.9%
286,905	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.849%, 9/25/2045(b)	263,919
312,648	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	316,149
329,009	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.615%, 7/25/2037, 144A(b)	201,520
250,256	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	250,800
54,256	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.944%, 2/25/2035(b)	53,799
180,511	Banc of America Mortgage Securities, Inc., Series 2006-B, Class 4A1, 6.099%, 11/20/2046(b)	157,904
127,786	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.858%, 11/25/2034(b)	124,243
140,190	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	141,881
98,206	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	85,419
600,541	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	577,232
310,532	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	205,607
800,311	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.645%, 4/25/2035(b)	593,162
346,265	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.435%, 4/25/2035(b)	282,438
61,097	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	60,899
496,195	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.620%, 11/20/2035(b)	464,996
386,555	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-20, Class 1A35, 6.000%, 2/25/2037	347,511
88,857	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	90,408
427,520	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.881%, 6/19/2035(b)	420,187
356,952	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.102%, 7/19/2035(b)	325,801
478,221	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.235%, 12/25/2046(b)	236,488

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$86,315	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.761%, 12/25/2034(b)	$77,683
575,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.676%, 9/25/2035(b)	562,298
194,362	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	162,083
109,287	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.650%, 3/25/2036(b)	86,709
424,867	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A11, 6.000%, 1/25/2036	368,048
442,532	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.665%, 1/25/2036(b)(c)	306,639
179,195	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	176,424
312,509	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.654%, 3/25/2035(b)	260,392
570,307	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.325%, 1/25/2047(b)	409,114
517,734	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	386,864
112,982	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.755%, 5/25/2036(b)	98,612
460,957	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	355,069
366,675	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	368,519
621,352	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 2.213%, 1/25/2047(b)	581,084
118,959	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.899%, 4/25/2047(b)	104,754
573,333	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A, 1.099%, 8/25/2046(b)	380,874

		9,885,529

	ABS Other – 0.4%
350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	348,503
235,168	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	253,123

		601,626

	Aerospace & Defense – 1.3%
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,269,458
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	844,233

		2,113,691

	Airlines – 1.4%
850,000	American Airlines Pass Through Trust, Series 2013-2, Class B, 5.600%, 1/15/2022, 144A	858,500
400,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	408,096

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$345,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	$360,525
6,613	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	6,947
198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	211,841
166,240	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	174,752
151,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	153,626
240,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	239,753

		2,414,040

	Automotive – 1.5%
2,315,000	General Motors Co., 4.875%, 10/02/2023, 144A	2,343,937
125,000	General Motors Co., 6.250%, 10/02/2043, 144A	129,844

		2,473,781

	Banking – 2.7%
2,100,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	823,355
375,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	714,388
820,000	HBOS PLC, 6.000%, 11/01/2033, 144A	790,373
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	855,402
65,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	73,793
740,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	860,225
250,000	Societe General S.A., (fixed rate to 9/04/2019, variable rate thereafter), 9.375%, (EUR)(d)	409,958

		4,527,494

	Building Materials – 2.1%
296,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	307,840
1,280,000	HD Supply, Inc., 7.500%, 7/15/2020	1,379,200
50,000	Masco Corp., 6.500%, 8/15/2032	49,125
345,000	Masco Corp., 7.750%, 8/01/2029	378,856
1,000,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	872,500
900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	315,672
240,000	USG Corp., 5.875%, 11/01/2021, 144A	249,600

		3,552,793

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – 3.2%
$1,510,000	Hercules, Inc., 6.500%, 6/30/2029	$1,313,700
850,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	882,937
604,431	Reichhold Industries, Inc., 9.000% (11.000% PIK), 5/08/2017, 144A(e)(f)(g)	308,260
635,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	674,688
1,600,000	Tronox Finance LLC, 6.375%, 8/15/2020	1,632,000
600,000	U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/01/2021, 144A	639,750

		5,451,335

	Collateralized Mortgage Obligations – 0.0%
75,208	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.652%, 1/25/2036(b)	71,144

	Commercial Mortgage-Backed Securities – 1.6%
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.804%, 8/10/2045(b)	1,717,114
285,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)	286,615
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	129,133
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.597%, 4/12/2049(b)	572,877

		2,705,739

	Consumer Cyclical Services – 0.9%
615,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	609,619
1,095,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	925,275

		1,534,894

	Consumer Products – 0.5%
900,000	Visant Corp., 10.000%, 10/01/2017	873,000

	Electric – 1.0%
15,349	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	16,347
415,000	Calpine Corp., 6.000%, 1/15/2022, 144A	425,375
617,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	670,905
770,279	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250% (12.250% PIK), 12/01/2018, 144A(f)	535,344

		1,647,971

	Entertainment – 0.1%
151,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	159,683

Principal Amount (‡)	Description	Value (†)
Bond and Notes – continued

Non-Convertible Bonds – continued

	Environmental – 0.2%
$255,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	$276,675

	Financial Other – 0.2%
284,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	286,840

	Food & Beverage – 0.5%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	631,726
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	218,714

		850,440

	Gaming – 0.7%
100,000	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018, 144A	102,250
285,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020, 144A	285,000
740,000	MGM Resorts International, 6.750%, 10/01/2020	791,800

		1,179,050

	Healthcare – 2.7%
465,000	DaVita HealthCare Partners, Inc., 5.750%, 8/15/2022	470,812
170,000	HCA, Inc., 7.050%, 12/01/2027	167,450
640,000	HCA, Inc., 7.500%, 12/15/2023	691,200
470,000	HCA, Inc., 7.690%, 6/15/2025	491,150
480,000	HCA, Inc., 8.360%, 4/15/2024	528,000
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	850,750
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	512,425
305,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021, 144A	306,144
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	552,450

		4,570,381

	Home Construction – 4.3%
845,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	904,150
1,200,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A(h)	168,000
1,625,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(h)	182,813
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	671,250
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	548,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$345,000	KB Home, 7.000%, 12/15/2021	$359,662
880,000	KB Home, 7.250%, 6/15/2018	970,200
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035(i)	2,656,912
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	447,975
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	81,550
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(h)	29,000
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(h)	159,500

		7,179,762

	Independent Energy – 3.2%
706,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	485,375
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	116,150
620,000	Halcon Resources Corp., 9.750%, 7/15/2020	646,350
220,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	221,375
135,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	136,687
4,400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(h)	352,000
1,000,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(h)	80,000
1,435,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	1,424,237
810,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	848,475
200,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	203,000
675,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	715,500
115,000	Ultra Petroleum Corp., 5 .750%, 12/15/2018, 144A	118,163

		5,347,312

	Integrated Energy – 0.5%
800,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	806,000

	Local Authorities – 0.8%
1,085,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,394,493

	Lodging – 0.1%
180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	192,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Cable – 1.4%
$465,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	$431,287
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	401,513
5,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	4,725
685,000	Nara Cable Funding II Ltd., 8.500%, 3/01/2020, 144A, (EUR)	1,093,131
130,000	Numericable Finance & Co. SCA, 8.750%, 2/15/2019, 144A, (EUR)	203,165
130,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	98,483
95,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	78,718

		2,311,022

	Media Non-Cable – 0.5%
125,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	120,000
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	53,125
335,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	359,288
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	246,675

		779,088

	Metals & Mining – 3.5%
2,395,000	ArcelorMittal, 7.250%, 3/01/2041	2,287,225
985,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	906,200
495,000	Barrick Gold Corp., 3.850%, 4/01/2022	445,812
515,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	486,675
135,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	82,350
660,000	Inmet Mining Corp., 7.500%, 6/01/2021, 144A	689,700
1,165,000	United States Steel Corp., 6.650%, 6/01/2037	1,001,900

		5,899,862

	Non-Captive Consumer – 2.3%
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	537,300
1,230,000	SLM Corp., 5.500%, 1/25/2023	1,161,873
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,198,800
445,000	Springleaf Finance Corp., 8.250%, 10/01/2023	481,712

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$445,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	$486,385

		3,866,070

	Non-Captive Diversified – 0.7%
65,000	CIT Group, Inc., 5.000%, 8/15/2022	63,375
105,000	CIT Group, Inc., 5.000%, 8/01/2023	101,063
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	614,250
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	457,837

		1,236,525

	Oil Field Services – 0.9%
730,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	753,725
113,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	119,780
655,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	730,325

		1,603,830

	Packaging – 0.6%
265,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II, 6.000%, 6/15/2017, 144A	268,313
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	721,025

		989,338

	Pharmaceuticals – 1.6%
250,000	Salix Pharmaceuticals Ltd., 6.000%, 1/15/2021, 144A	256,250
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,622,775
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	570,412
145,000	VPII Escrow Corp., 6.750%, 8/15/2018, 144A	159,319
70,000	VPII Escrow Corp., 7.500%, 7/15/2021, 144A	76,825

		2,685,581

	Pipelines – 0.2%
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022, 144A	421,813

	Property & Casualty Insurance – 0.5%
786,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	807,615

	Refining – 0.1%
235,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 1/15/2022, 144A	237,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – 0.5%
$40,000	Dillard’s, Inc., 7.000%, 12/01/2028	$40,800
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	461,100
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	217,300
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	38,675
205,000	Toys R Us, Inc., 7.375%, 10/15/2018	151,700

		909,575

	Sovereigns – 0.8%
1,050,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	389,425
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	922,698

		1,312,123

	Supermarkets – 0.5%
205,000	New Albertson’s, Inc., 7.450%, 8/01/2029	168,100
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	673,200

		841,300

	Supranational – 0.5%
2,000,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	845,608

	Technology – 3.6%
2,500,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,212,500
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,688,750
160,000	Amkor Technology, Inc., 6.375%, 10/01/2022	164,400
140,000	Amkor Technology, Inc., 6.625%, 6/01/2021	145,250
260,000	Audatex North America, Inc., 6.125%, 11/01/2023, 144A	267,800
660,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	655,050
430,000	Equinix, Inc., 4.875%, 4/01/2020	427,850
400,000	First Data Corp., 10.625%, 6/15/2021, 144A	433,500

		5,995,100

	Textile – 1.4%
2,605,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,210,994

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Textile – continued
$175,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	$185,500

		2,396,494

	Transportation Services – 0.2%
275,000	APL Ltd., 8.000%, 1/15/2024(e)	258,500
	Treasuries – 8.0%
185,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	1,457,639
116,500(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	992,434
184,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,799,513
99,000(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	837,520
10,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	238,270
120,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(i)	2,865,995
720,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, 144A, (EUR)	873,921
3,400,000	U.S. Treasury Note, 0.625%, 12/15/2016	3,386,189
20,908,794	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	996,879

		13,448,360

	Wireless – 3.1%
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	423,477
900,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A(h)	135,000
4,501,000	Sprint Capital Corp., 6.875%, 11/15/2028(i)	4,242,192
70,000	Sprint Capital Corp., 8.750%, 3/15/2032	75,075
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	376,475

		5,252,219

	Wirelines – 4.8%
332,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(j)	307,930
1,335,000	CenturyLink, Inc., 7.650%, 3/15/2042	1,191,487
1,145,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,019,050
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	116,025
300,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	436,482

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	$27,180
735,000	Frontier Communications Corp., 9.000%, 8/15/2031	722,137
605,000	Level 3 Communications, Inc., 8.875%, 6/01/2019	660,963
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	1,155,400
350,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	462,235
450,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	389,813
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	312,225
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	33,688
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	85,000
1,125,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,240,132

		8,159,747

	Total Non-Convertible Bonds (Identified Cost $125,107,289)	121,341,105

Convertible Bonds – 11.9%

	Automotive – 0.6%
530,000	Ford Motor Co., 4.250%, 11/15/2016	977,850

	Construction Machinery – 1.6%
640,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	975,600
1,325,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,744,859

		2,720,459

	Healthcare – 0.2%
255,000	Hologic, Inc., Series 2010, (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(j)	297,234
15,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	15,319

		312,553

	Home Construction – 2.2%
565,000	KB Home, 1.375%, 2/01/2019	561,116
530,000	Lennar Corp., 2.750%, 12/15/2020, 144A	975,531
530,000	Lennar Corp., 3.250%, 11/15/2021, 144A	952,675
925,000	Standard Pacific Corp., 1.250%, 8/01/2032	1,224,469

		3,713,791

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Independent Energy – 0.5%
$800,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$812,000

	Metals & Mining – 1.0%
1,075,000	Peabody Energy Corp., 4.750%, 12/15/2066	849,922
165,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	194,184
440,000	United States Steel Corp., 2.750%, 4/01/2019	582,450

		1,626,556

	Oil Field Services – 0.6%
860,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	1,019,637

	Pharmaceuticals – 1.3%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	61,444
79,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	84,481
315,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	1,038,909
285,000	Mylan, Inc., 3.750%, 9/15/2015	934,444

		2,119,278

	REITs – Mortgage – 0.6%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	423,150
630,000	Redwood Trust, Inc., 4.625%, 4/15/2018	654,019

		1,077,169

	Retailers – 0.6%
658,000	priceline.com, Inc., 0.350%, 6/15/2020, 144A	749,709
190,000	priceline.com, Inc., 1.000%, 3/15/2018	261,962

		1,011,671

	Technology – 2.7%
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	208,891
1,185,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	2,741,053
939,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	924,328
80,000	SanDisk Corp., 1.500%, 8/15/2017	117,900
355,000	Xilinx, Inc., 2.625%, 6/15/2017	566,225

		4,558,397

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Wirelines – 0.0%
379,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(e)(g)(j)(k)	$51,086

	Total Convertible Bonds (Identified Cost $15,156,103)	20,000,447

	Total Bonds and Notes (Identified Cost $140,263,392)	141,341,552

Senior Loans – 1.9%
	Automotive – 0.3%
471,438	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	477,330

	Consumer Products – 0.0%
9,896	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	9,739

	Healthcare – 0.3%
427,850	Apria Healthcare Group, Inc., Term Loan, 6.750%, 4/05/2020(b)	428,740

	Media Non-Cable – 0.0%
105,884	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	78,867

	Oil Field Services – 0.3%
568,257	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(b)	569,797

	Other Utility – 0.2%
16,950	PowerTeam Services LLC, Delayed Draw Term Loan, 3.250%, 5/06/2020(l)	16,695
13,050	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	12,855
233,825	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	230,318
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	93,100

		352,968

	Wirelines – 0.8%
1,240,625	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,280,635
25,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	25,669

		1,306,304

	Total Senior Loans (Identified Cost $3,189,296)	3,223,745

Shares	Description	Value (†)
Preferred Stocks – 4.9%

Convertible Preferred Stocks – 2.8%

	Electric – 0.1%
1,789	NextEra Energy, Inc., 5.889%	$101,311

	Independent Energy – 0.2%
390	Chesapeake Energy Corp., 5.000%	38,025
245	Chesapeake Energy Corp., Series A, 5.750%, 144A	283,894

		321,919

	Metals & Mining – 0.5%
21,500	ArcelorMittal, 6.000%	559,000
14,903	Cliffs Natural Resources, Inc., 7.000%	342,173

		901,173

	Non-Captive Diversified – 0.1%
94	Bank of America Corp., Series L, 7.250%	99,734

	Pipelines – 0.7%
20,675	El Paso Energy Capital Trust I, 4.750%	1,160,488

	REITs - Diversified – 0.2%
6,611	Weyerhaeuser Co., Series A, 6.375%	370,480

	REITs - Mortgage – 0.3%
8,025	iStar Financial, Inc., Series J, 4.500%	497,550

	Utility Other – 0.5%
15,621	Dominion Resources, Inc., Series A, 6.125%	845,408

	Wireless – 0.2%
4,333	Crown Castle International Corp., Series A, 4.500%	434,925

	Total Convertible Preferred Stocks (Identified Cost $4,114,097)	4,732,988

Non-Convertible Preferred Stocks – 2.1%

	Banking – 1.8%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	2,115,377
965	Ally Financial, Inc., Series G, 7.000%, 144A	921,666

		3,037,043

	Non-Captive Diversified – 0.3%
12,925	iStar Financial, Inc., Series E, 7.875% (m)	302,057
7,500	iStar Financial, Inc., Series F, 7.800%	170,475

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Non-Captive Diversified – continued
550	iStar Financial, Inc., Series G, 7.650%	$12,562

		485,094

	Total Non-Convertible Preferred Stocks (Identified Cost $3,279,861)	3,522,137

	Total Preferred Stocks (Identified Cost $7,393,958)	8,255,125

Common Stocks – 3.8%
	Automobiles – 1.8%
53,720	Ford Motor Co.	828,899
54,287	General Motors Co.(m)	2,218,710

		3,047,609

	Chemicals – 0.1%
1,087	Ashland, Inc.	105,482

	Diversified Telecommunication Services – 0.0%
68	FairPoint Communications, Inc.(m)	769
593	Hawaiian Telcom Holdco, Inc.(m)	17,417

		18,186

	Gas Utilities – 0.8%
17,600	National Fuel Gas Co.	1,256,640

	Household Durables – 0.5%
46,500	KB Home	850,020

	Oil, Gas & Consumable Fuels – 0.3%
14,882	Kinder Morgan, Inc.	535,752

	Pharmaceuticals – 0.2%
6,875	Merck & Co., Inc.	344,094

	Trading Companies & Distributors – 0.1%
2,696	United Rentals, Inc.(m)	210,153

	Total Common Stocks (Identified Cost $4,862,531)	6,367,936

Warrants – 0.1%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(e)(g)(m)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(m)	91,399

	Total Warrants (Identified Cost $29,892)	91,399

Principal Amount (‡)
Short-Term Investments – 6.0%

$36,535	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2013 at 0.000% to be repurchased at $36,535 on 1/02/2014 collateralized by $45,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $41,061 including accrued interest(n)	36,535
9,708,322	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $9,708,322 on 1/02/2014 collateralized by $9,150,000 U.S. Treasury Note, 3.125% due 1/31/2017 valued at $9,902,889 including accrued interest(n)	9,708,322

Principal Amount (‡)	Description	Value (†)
$420,000	U.S. Treasury Bill, 0.071%, 1/30/2014(o)(p)	$419,994

	Total Short-Term Investments (Identified Cost $10,164,833)	10,164,851

	Total Investments – 100.7% (Identified Cost $165,903,902)(a)	169,444,608
	Other assets less liabilities – (0.7)%	(1,256,505)

	Net Assets – 100.0%	$168,188,103

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $166,076,910 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,929,617
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,561,919)

Net unrealized appreciation	$3,367,698

(b)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	Perpetual bond with no specified maturity date.
(e)	Illiquid security. At December 31, 2013, the value of these securities amounted to $617,846 or 0.4% of net assets.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2013, the issuer paid out 100% of the interest payments in-kind.
(g)	Fair valued by the Fund’s investment adviser. At December 31, 2013, the value of these securities amounted to $359,346 or 0.2% of net assets.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(l)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(m)	Non-income producing security.
(n)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $39,725,334 or 23.6% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. At December 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	1/31/2014	Euro	4,120,000	$5,667,807	$20,018

[1]	Counterparty is Barclays Bank PLC.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/20/2014	7	$898,188	$15,409

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$801,475	$1,612,565	(a)	$2,414,040
Chemicals	—	5,143,075	308,260	(b)	5,451,335
All Other Non-Convertible Bonds*	—	113,475,730	—		113,475,730

Total Non-Convertible Bonds	—	119,420,280	1,920,825		121,341,105

Convertible Bonds
Wirelines	—	—	51,086	(b)	51,086
All Other Convertible Bonds*	—	19,949,361	—		19,949,361

Total Convertible Bonds	—	19,949,361	51,086		20,000,447

Total Bonds and Notes	—	139,369,641	1,971,911		141,341,552

Senior Loans*	—	3,223,745	—		3,223,745
Preferred Stocks
Convertible Preferred Stocks
REITs - Mortgage	—	497,550	—		497,550
Wireless	—	434,925	—		434,925
All Other Convertible Preferred Stocks*	3,800,513	—	—		3,800,513

Total Convertible Preferred Stocks	3,800,513	932,475	—		4,732,988

Non-Convertible Preferred Stocks*	3,522,137	—	—		3,522,137

Total Preferred Stocks	7,322,650	932,475	—		8,255,125

Common Stocks*	6,367,936	—	—		6,367,936
Warrants	91,399	—	—		91,399
Short-Term Investments	—	10,164,851	—		10,164,851

Total Investments	13,781,985	153,690,712	1,971,911		169,444,608

Forward Foreign Currency Contracts (unrealized appreciation)	—	20,018	—		20,018
Futures Contracts (unrealized appreciation)	15,409	—	—		15,409

Total	$13,797,394	$153,710,730	$1,971,911		$169,480,035

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair Valued by the Fund’s investment adviser.

A preferred stock valued at $444,425 was transferred from Level 1 to Level 2 during the period ended December 31, 2013. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$740,816	$2,277	$621	$20,712	$850,000	$(1,861)	$—	$—	$1,612,565	$4,572
Chemicals	—	611	(12,947)	(159,097)	33,074	(16,421)	463,040	—	308,260	(159,097)
Convertible Bonds
Wirelines	43,333	—	—	7,753	—	—	—	—	51,086	7,753

Total	$784,149	$2,888	$(12,326)	$(130,632)	$883,074	$(18,282)	$463,040	$—	$1,971,911	$(146,772)

A debt security valued at $463,040 was transferred from Level 2 to Level 3 during the period ended December 31, 2013. At December 31, 2013, this security was valued at fair value as determined in good faith by the Fund’s investment adviser.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended December 31, 2013, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2013:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$20,018	$—	$20,018
Exchange traded/cleared asset derivatives
Interest rate contracts	—	15,409	15,409

Total asset derivatives	$20,018	$15,409	$35,427

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2013, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of December 31, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding is $43,300.

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	8.0%
Home Construction	6.5
Technology	6.3
ABS Home Equity	5.9
Wirelines	5.6
Metals & Mining	5.0
Banking	4.5
Independent Energy	3.9
Wireless	3.3
Chemicals	3.3
Healthcare	3.2
Pharmaceuticals	3.1
Automotive	2.4
Non-Captive Consumer	2.3
Building Materials	2.1
Other Investments, less than 2% each	29.3
Short-Term Investments	6.0

Total Investments	100.0%
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 95.9% of Net Assets

Non-Convertible Bonds – 95.7%

	Australia – 2.2%
90,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	$87,971
185,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)	182,735

		270,706

	Belgium – 3.6%
100,000	Anheuser-Busch InBev NV, EMTN, 1.250%, 3/24/2017, (EUR)	138,462
130,000	Belgium Government Bond, 2.250%, 6/22/2023, (EUR)	174,240
90,000	Belgium Government Bond, 8.000%, 3/28/2015, (EUR)	135,612

		448,314

	Canada – 2.2%
100,000	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	94,206
90,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)(b)	132,227
50,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	51,734

		278,167

	Finland – 3.8%
120,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)	156,363
200,000	Finland Government Bond, 4.000%, 7/04/2025, 144A, (EUR)(b)	318,422

		474,785

	France – 5.2%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	73,444
100,000	Bouygues S.A., 3.641%, 10/29/2019, (EUR)	148,194
295,000	French Treasury Note BTAN, 1.750%, 2/25/2017, (EUR)	420,117

		641,755

	Germany – 5.7%
85,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)(b)	117,227
75,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)	114,152
305,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)(b)	473,631

		705,010

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Ireland – 0.7%
50,000		WPP PLC, 6.000%, 4/04/2017, (GBP)	$91,929

		Italy – 7.2%
50,000		Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	84,872
260,000		Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	328,723
275,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	413,476
45,000		Telecom Italia Finance S.A., EMTN, 7.750%, 1/24/2033, (EUR)	67,833

			894,904

		Japan – 24.6%
80,000,000		Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	816,944
13,000,000		Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	123,812
78,900,000		Japan Government Ten Year Bond, 1.700%, 12/20/2016, (JPY)	783,613
40,500,000		Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	406,154
13,000,000		Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	131,369
76,000,000		Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	796,945

			3,058,837

		Jersey – 1.2%
100,000		Heathrow Funding Ltd., 4.375%, 1/25/2019, (EUR)	149,748

		Korea – 1.3%
1,000,000		Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	162,010

		Luxembourg – 0.4%
50,000		ArcelorMittal, 6.000%, 3/01/2021	53,000

		Mexico – 3.8%
60,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	475,403

		Netherlands – 3.2%
50,000		BMW Finance NV, 2.375%, 1/24/2023, (EUR)	68,526
55,000		Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)	76,990
90,000		Netherlands Government Bond, 4.500%, 7/15/2017, 144A, (EUR)	140,076

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Netherlands – continued
75,000	Volkswagen International Finance NV, EMTN, 1.875%, 5/15/2017, (EUR)	$105,639

		391,231

	New Zealand – 0.2%
35,000	New Zealand Government Bond, 6.000%, 4/15/2015, (NZD)	29,783

	Norway – 1.8%
1,240,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	220,357

	Philippines – 1.0%
5,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	119,135

	Poland – 1.5%
205,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	70,775
105,000	Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)(b)	121,096

		191,871

	South Africa – 0.6%
755,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	71,304

	Spain – 4.9%
50,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	90,123
35,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)	43,502
15,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	21,955
235,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	366,901
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	79,136

		601,617

	United Kingdom – 7.4%
90,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	155,616
50,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	93,205
70,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	128,268
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	92,701
150,000	United Kingdom Treasury, 1.000%, 9/07/2017, (GBP)	243,842
70,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)(b)	127,207

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – continued
40,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	$78,591

		919,430

	United States – 13.2%
25,000	Ally Financial, Inc., 3.500%, 7/18/2016	25,796
35,000	Ally Financial, Inc., 4.750%, 9/10/2018	36,619
130,000	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C, 2.380%, 6/10/2019	130,593
100,000	BA Credit Card Trust, Series 04A1, 4.500%, 6/17/2016, (EUR)	137,781
50,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	74,473
50,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.715%, 8/17/2017, (EUR)(c)	68,636
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	90,153
20,000	Continental Resources, Inc., 4.500%, 4/15/2023	20,275
45,000	HCA, Inc., 8.360%, 4/15/2024	49,500
150,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)(b)	223,152
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	46,012
50,000	JPMorgan Chase & Co., EMTN, 3.875%, 9/23/2020, (EUR)	75,474
50,000	JPMorgan Chase & Co., EMTN, 4.375%, 1/30/2014, (EUR)	68,931
50,000	Pfizer, Inc., 4.550%, 5/15/2017, (EUR)	76,598
75,000	Sprint Communications, Inc., 6.000%, 11/15/2022	73,125
10,000	U.S. Treasury Note, 0.125%, 7/31/2014(d)	10,001
90,000	U.S. Treasury Note, 0.125%, 12/31/2014	89,972
45,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	47,025
45,000	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	43,763
100,000	Wells Fargo & Co., 4.125%, 11/03/2016, (EUR)	149,360
30,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	30,675
50,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	71,689

		1,639,603

	Total Non-Convertible Bonds (Identified Cost $12,593,687)	11,888,899

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – 0.2%
	United States – 0.2%
$20,000	Intel Corp., 2.950%, 12/15/2035 (Identified Cost $20,907)	$22,400

	Total Bonds and Notes (Identified Cost $12,614,594)	11,911,299

Shares
Preferred Stocks – 0.5%

United States – 0.5%
305	Dominion Resources, Inc., Series B, 6.000%	16,534
474	Dominion Resources, Inc., Series A, 6.125%	25,653
326	iStar Financial, Inc., Series J, 4.500%	20,212

		62,399

	Total Preferred Stocks (Identified Cost $56,226)	62,399

Principal Amount (‡)
Short-Term Investments – 1.1%
$134,236	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $134,236 on 1/02/2014 collateralized by $140,000 U.S. Treasury Note, 1.000% due 3/17/2017 valued at $140,667 including accrued interest(e) (Identified Cost $134,236)	134,236

	Total Investments – 97.5% (Identified Cost $12,805,056)(a)	12,107,934
	Other assets less liabilities – 2.5%	305,839

	Net Assets – 100.0%	$12,413,773

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized depreciation on investments based on a cost of $12,903,687 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$273,602
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,069,355)

Net unrealized depreciation	$(795,753)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(d)	All of this security has been pledged as initial margin for open futures contracts.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $948,067 or 7.6% of net assets.
EMTN	Euro Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	1/03/2014	Brazilian Real	330,000	$139,875	$(850)
Sell[1]	1/03/2014	Brazilian Real	330,000	139,875	3,075
Buy[2]	3/19/2014	Canadian Dollar	516,000	484,859	2,386
Sell[2]	3/19/2014	Canadian Dollar	22,000	20,672	(54)
Sell[2]	3/19/2014	Canadian Dollar	23,000	21,612	2
Buy[4]	3/19/2014	Chilean Peso	35,000,000	66,048	308
Buy[1]	3/19/2014	Euro	215,000	295,769	(880)
Sell[1]	3/19/2014	Euro	60,000	82,540	(522)
Buy[3]	2/18/2014	Japanese Yen	28,500,000	270,685	(9,813)
Sell[3]	2/18/2014	Japanese Yen	28,500,000	270,685	14,154
Buy[1]	3/19/2014	Mexican Peso	375,000	28,549	(78)
Sell[1]	3/19/2014	Mexican Peso	870,000	66,233	465
Buy[1]	3/11/2014	South Korean Won	575,000,000	542,516	2,685
Sell[1]	3/11/2014	South Korean Won	167,500,000	158,037	(629)
Sell[1]	3/11/2014	South Korean Won	116,000,000	109,447	94

Total					$10,343

At December 31, 2013, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
3/24/2014	Japanese Yen	12,235,708	South Korean Won[4]	125,000,000	1,619
3/24/2014	Japanese Yen	6,934,125	South Korean Won[4]	70,000,000	127
3/24/2014	South Korean Won	239,500,000	Japanese Yen[4]	23,282,943	(4,629)

Total					$(2,883)

[1]	Counterparty is Barclays Bank PLC.
[2]	Counterparty is UBS AG.
[3]	Counterparty is Bank of America, N.A.
[4]	Counterparty is Credit Suisse International.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro BOBL	3/06/2014	5	$855,891	$(9,227)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
United States	$—	$1,595,840	$43,763	$1,639,603
All Other Non-Convertible Bonds*	—	10,249,296	—	10,249,296

Total Non-Convertible Bonds	—	11,845,136	43,763	11,888,899

Convertible Bonds*	—	22,400	—	22,400

Total Bonds and Notes	—	11,867,536	43,763	11,911,299

Preferred Stocks*	42,187	20,212	—	62,399
Short-Term Investments	—	134,236	—	134,236

Total Investments	42,187	12,021,984	43,763	12,107,934

Forward Foreign Currency Contracts (unrealized appreciation)	—	24,915	—	24,915

Total	$42,187	$46,899	$43,763	$12,132,844

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(17,455)	$—	$(17,455)
Futures Contracts (unrealized depreciation)	(9,227)	—	—	(9,227)

Total	$(9,227)	$(17,455)	$—	$(26,682)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A preferred stock valued at $18,054 was transferred from Level 1 to Level 2 during the period ended December 31, 2013. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
United States	$41,625	$—	$—	$2,138	$—	$—	$—	$—	$43,763	$2,138

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the period ended December 31, 2013, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2013:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$24,915	$—	$24,915

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(17,455)	$—	$(17,455)
Exchange traded/cleared liability derivatives
Interest rate contracts	—	(9,227)	(9,227)

Total liability derivatives	$(17,455)	$(9,227)	$(26,682)

[1]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse International	$(2,575)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. Additionally, cash or securities held at pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of December 31, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $36,238 and the amount of loss that the Fund would incur after taking into account master netting arrangements pursuant to ISDA agreements is $21,358.

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	57.0%
Government Guaranteed	6.6
Banking	4.8
Local Authorities	3.3
Media Non-Cable	2.2
Wirelines	2.1
Other Investments, less than 2% each	20.4
Short-Term Investments	1.1

Total Investments	97.5
Other assets less liabilities (including open forward foreign currency and futures contracts)	2.5

Net Assets	100.0%

Currency Exposure Summary at December 31, 2013 (Unaudited)

Euro	41.5%
Japanese Yen	24.6
British Pound	10.2
United States Dollar	7.6
Mexican Peso	3.8
Norwegian Krone	3.1
Australian Dollar	2.2
Other, less than 2% each	4.5

Total Investments	97.5
Other assets less liabilities (including open forward foreign currency and futures contracts)	2.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 94.9% of Net Assets

Non-Convertible Bonds – 88.9%

	ABS Car Loan – 0.5%
$21,683,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	$22,955,684
20,999,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	22,458,992
5,481,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,265,733

		50,680,409

	ABS Credit Card – 0.0%
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,497,245

	ABS Other – 1.6%
1,106,639	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,117,293
4,073,677	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	4,189,015
61,458,398	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)	60,536,522
14,826,957	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	15,012,116
37,711,712	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	42,815,577
14,904,344	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	15,264,806
4,027,598	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	3,956,341
9,461,874	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	9,937,920

		152,829,590

	Aerospace & Defense – 1.1%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,110,500
1,181,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,212,486
78,795,000	Textron, Inc., 5.950%, 9/21/2021	84,905,867
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	20,013,694

		108,242,547

	Airlines – 3.1%
5,215,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,071,588
12,000,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	11,610,000
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	19,165,300
57,977	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	59,426

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$579,638	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	$609,315
794,940	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	867,518
8,267,300	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	9,455,311
1,657,500	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,881,262
3,068,771	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,314,272
51,558,351	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	56,327,499
11,034,638	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	11,599,612
23,571,356	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	26,871,346
17,871,342	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	20,462,687
2,909,677	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,040,613
1,696,675	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,913,001
11,718,882	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	13,183,742
26,952,262	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	30,995,101
2,328,218	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,630,886
17,033,040	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	18,991,839
5,265,397	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	5,699,793
22,121,441	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	23,448,728
461,156	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	523,412
15,267,203	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	17,213,771
9,895,919	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	10,044,358
3,020,000	Virgin Australia Pass Through Trust, Series 2013-1A, 5.000%, 4/23/2025, 144A	3,094,352

		298,074,732

	Automotive – 1.2%
36,651,000	Cummins, Inc., 5.650%, 3/01/2098	35,136,654
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,150,512
2,680,000	Ford Motor Co., 6.375%, 2/01/2029	2,948,547
125,000	Ford Motor Co., 6.500%, 8/01/2018	144,470
255,000	Ford Motor Co., 6.625%, 2/15/2028	277,494

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$5,074,000	Ford Motor Co., 6.625%, 10/01/2028	$5,696,631
3,243,000	Ford Motor Co., 7.400%, 11/01/2046	3,877,328
4,569,000	Ford Motor Co., 7.450%, 7/16/2031	5,595,508
240,000	Ford Motor Co., 7.500%, 8/01/2026	284,216
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,569,545
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	46,483,283
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,370,000

		114,534,188

	Banking – 15.5%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	28,829,225
1,634,000	Ally Financial, Inc., 6.750%, 12/01/2014	1,709,572
2,285,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,719,150
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,260,344
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	42,687,967
11,400,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	4,469,641
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,946,803
9,805,000	Bank of America Corp., 6.000%, 9/01/2017	11,195,271
3,132,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	4,665,019
11,100,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	12,129,780
2,393,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,968,102
17,249,000	Bank of America NA, 5.300%, 3/15/2017	19,012,227
1,056,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,180,590
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,855,135
337,230,000,000	Barclays Financial LLC, EMTN, 8.250%, 10/27/2014, (IDR)	27,295,956
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,366,108
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	352,814
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	10,059,627
56,000,000	Citigroup, Inc., 2.500%, 9/26/2018	56,282,632

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	$15,840,447
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,759,122
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	2,393,589
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	2,816,221
5,445,000	Citigroup, Inc., 6.125%, 5/15/2018	6,301,439
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	9,281,010
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	37,768,628
2,398,000	Citigroup, Inc., EMTN, 1.500%, 11/30/2017, (EUR)(c)	3,244,330
4,625,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	4,869,616
27,045,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	27,192,422
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	82,425,068
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,257,258
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	124,972,180
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,390,097
4,467,000	HBOS PLC, 6.000%, 11/01/2033, 144A	4,305,607
1,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,131,127
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	670,250
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	28,483,915
2,950,000	JPMorgan Chase & Co., EMTN, 1.049%, 5/30/2017, (GBP)(c)	4,701,863
12,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	965,029
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,248,053
100,000	Keybank NA, 6.950%, 2/01/2028	118,686
9,787,000	Lloyds Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	9,610,009
81,622,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	92,782,992
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	7,201,836
4,300,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	4,730,963
103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	111,415,760

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$11,641,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	$13,763,946
2,652,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	3,057,507
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	41,830,352
78,200,000	Morgan Stanley, 2.125%, 4/25/2018	77,525,525
4,250,000	Morgan Stanley, 3.450%, 11/02/2015	4,423,850
14,023,000	Morgan Stanley, 3.800%, 4/29/2016	14,833,950
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	26,503,037
4,585,000	Morgan Stanley, 4.875%, 11/01/2022	4,693,486
56,867,000	Morgan Stanley, 5.500%, 7/24/2020	63,600,110
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,674,458
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	130,838,364
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	59,614,669
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,001,959
5,400,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	6,061,889
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	22,905,766
9,410,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	9,106,537
3,800,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	3,554,936
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	43,428,225
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	6,069,278
9,400,000	Morgan Stanley, Series F, MTN, 0.696%, 10/18/2016(c)	9,322,582
9,044,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	10,332,951
2,239,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	3,940,514
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,047,885
8,638,000	National City Corp., 6.875%, 5/15/2019	10,235,477
35,900,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	36,689,836
5,250,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	7,546,615
6,150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	9,602,725

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
1,650,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	$2,269,904
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	753,438
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	17,248,260
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,907,489
1,400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,438,207
5,600,000	Santander US Debt SAU, 3.724%, 1/20/2015, 144A	5,711,591
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,737,283

		1,505,136,081

	Brokerage – 1.6%
34,260,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	35,373,450
13,100,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(b)	13,755,000
43,310,000	Jefferies Group LLC, 5.125%, 1/20/2023	43,806,592
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	18,815,570
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,102,262
1,693,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,928,378
23,835,000	Jefferies Group LLC, 8.500%, 7/15/2019	29,078,700

		151,859,952

	Building Materials – 1.3%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,922,200
10,942,000	Masco Corp., 5.850%, 3/15/2017	12,008,845
6,616,000	Masco Corp., 6.125%, 10/03/2016	7,409,920
6,058,000	Masco Corp., 6.500%, 8/15/2032	5,951,985
28,539,000	Masco Corp., 7.125%, 3/15/2020	32,577,525
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,286,811
9,300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	3,261,948
4,949,000	Owens Corning, Inc., 6.500%, 12/01/2016	5,491,851
41,379,000	Owens Corning, Inc., 7.000%, 12/01/2036	44,360,771

		124,271,856

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – 2.6%
$50,500,607	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.683%, 6/15/2039(c)	$55,427,699
34,381,273	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.760%, 9/15/2039(c)	37,726,708
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	7,411,573
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	64,694,071
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	67,347,933
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.804%, 8/12/2045, 144A(c)	10,690,521
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	7,650,984
4,250,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.548%, 3/15/2044, 144A(c)	4,164,329

		255,113,818

	Construction Machinery – 0.1%
6,787,000	Toro Co., 6.625%, 5/01/2037(b)	6,891,547
400,000	United Rentals North America, Inc., 8.375%, 9/15/2020	446,000

		7,337,547

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	7,928,853
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	13,583,593

		21,512,446

	Diversified Manufacturing – 0.0%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,641,767

	Electric – 2.1%
32,394,036	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	34,269,326
10,331,144	Bruce Mansfield Unit, 6.850%, 6/01/2034	10,819,291
9,066,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	9,820,980
12,285,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	12,499,988
3,200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	3,431,200
900,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	1,327,894
4,491,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	5,284,129
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	38,799,888
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	9,335,936

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
7,921,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	$12,200,572
3,600,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	3,672,259
6,365,092	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)	6,712,900
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	57,437,902

		205,612,265

	Entertainment – 0.0%
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	4,091,790

	Financial Other – 0.4%
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	35,497,440

	Government Guaranteed – 0.5%
12,910,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	12,323,718
11,311,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	10,080,162
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,729,593
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	27,661,465

		53,794,938

	Government Owned - No Guarantee – 1.1%
3,720,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	4,268,700
36,975,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	43,815,375
58,060,000	DP World Ltd., 6.850%, 7/02/2037, 144A	57,043,950
27,800,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	2,238,620
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,234,802

		108,601,447

	Health Insurance – 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	1,951,304
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,558,943

		3,510,247

	Healthcare – 1.2%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,830,654
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,447,374

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	$11,473,512
6,440,000	HCA, Inc., 4.750%, 5/01/2023	6,053,600
802,000	HCA, Inc., 5.875%, 3/15/2022	828,065
52,905,000	HCA, Inc., 5.875%, 5/01/2023	52,243,687
2,936,000	HCA, Inc., 7.050%, 12/01/2027	2,891,960
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,448,520
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,282,000
3,807,000	HCA, Inc., 7.690%, 6/15/2025	3,978,315
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,580,400
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,243,963
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,052,660
2,256,000	Owens & Minor, Inc., 6.350%, 4/15/2016	2,461,465
2,200,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,914,000

		113,730,175

	Home Construction – 0.1%
2,006,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(e)	225,675
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	7,797,000
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,228,135

		11,250,810

	Independent Energy – 0.9%
9,787,000	EQT Corp., 8.125%, 6/01/2019	11,873,334
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	67,823,668
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	7,203,800

		86,900,802

	Industrial Other – 0.1%
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,228,200

	Life Insurance – 0.8%
1,805,000	American International Group, Inc., 4.125%, 2/15/2024	1,794,536
5,105,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	5,855,690

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$2,036,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	$2,275,678
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(f)	1,052,787
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	8,666,447
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,544,265
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	10,198,585
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	6,409,848
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,200,675
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	18,170,046
4,732,000	Unum Group, 7.125%, 9/30/2016	5,360,116

		79,528,673

	Local Authorities – 3.1%
59,530,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	76,510,762
800,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	817,363
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	6,332,270
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	149,448,690
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	17,127,978
11,815	Province of Alberta, 5.930%, 9/16/2016, (CAD)	11,961
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	591,214
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	25,524,622
26,518,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	24,333,143

		300,698,003

	Lodging – 0.6%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	55,273,090
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	110,315

		55,383,405

	Media Cable – 1.1%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	18,450,433
13,630,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	12,918,023
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,472,953

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Cable – continued
$64,548,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	$72,386,580

		108,227,989

	Media Non-Cable – 0.4%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	5,726,355
5,000,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	5,050,000
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	22,202,581
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,823,050
4,445,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	4,933,950

		39,735,936

	Metals & Mining – 2.5%
15,000,000	Alcoa, Inc., 5.400%, 4/15/2021	15,319,290
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	15,544,299
45,700,000	Alcoa, Inc., 5.900%, 2/01/2027	44,778,140
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	5,086,769
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	6,091,356
430,000	ArcelorMittal, 6.000%, 3/01/2021	455,800
4,085,000	ArcelorMittal, 6.750%, 2/25/2022	4,442,438
47,920,000	ArcelorMittal, 7.250%, 3/01/2041	45,763,600
19,365,000	ArcelorMittal, 7.500%, 10/15/2039	19,026,112
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	18,975,000
4,500,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	2,745,000
24,155,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	26,676,299
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	3,966,320
31,210,000	United States Steel Corp., 7.000%, 2/01/2018	33,940,875
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,774,712

		246,586,010

	Mortgage Related – 0.0%
46,811	FHLMC, 5.000%, 12/01/2031	50,458

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Mortgage Related – continued
$6,902		FNMA, 6.000%, 7/01/2029	$7,754

			58,212

		Non-Captive Consumer – 2.4%
90,196,000		SLM Corp., 5.500%, 1/25/2023	85,200,224
62,425	(††)	SLM Corp., 6.000%, 12/15/2043	1,151,637
2,270,000		SLM Corp., MTN, 4.625%, 9/25/2017	2,356,310
8,895,000		SLM Corp., MTN, 7.250%, 1/25/2022	9,406,462
641,000		SLM Corp., MTN, 8.000%, 3/25/2020	725,933
5,616,000		SLM Corp., Series A, MTN, 0.538%, 1/27/2014(c)	5,609,255
15,792,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	15,472,275
19,496,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	16,157,310
48,535,000		Springleaf Finance Corp., 7.750%, 10/01/2021	52,417,800
19,414,000		Springleaf Finance Corp., 8.250%, 10/01/2023	21,015,655
19,727,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	21,561,611

			231,074,472

		Non-Captive Diversified – 3.8%
66,384,000		Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	72,188,152
3,500,000		GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	3,311,241
10,350,000		GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	9,560,109
1,874,000		GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,768,244
35,580,000		General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	28,301,853
14,225,000		General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	12,187,705
51,370,000		General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	43,112,883
36,850,000		General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	31,275,283
10,247,000		General Electric Capital Corp., Series A, MTN, 0.544%, 5/13/2024(c)	9,550,870
26,931,000		General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	22,911,171
210,000		International Lease Finance Corp., 3.875%, 4/15/2018	210,525
35,005,000		International Lease Finance Corp., 5.875%, 4/01/2019	37,280,325

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$548,000	International Lease Finance Corp., 5.875%, 8/15/2022	$546,630
26,200,000	International Lease Finance Corp., 6.250%, 5/15/2019	28,361,500
60,419,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	69,934,993

		370,501,484

	Oil Field Services – 0.3%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023, 144A	4,959,710
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	28,029,778
587,000	Transocean Ltd., 7.375%, 4/15/2018	680,858

		33,670,346

	Paper – 1.1%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	5,042,138
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	25,949,316
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	815,448
1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,432,101
7,049,000	International Paper Co., 8.700%, 6/15/2038	9,708,144
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047(b)	5,337,024
5,068,000	Westvaco Corp., 8.200%, 1/15/2030	6,005,276
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	30,674,086
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,940,156
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	16,567,065

		110,470,754

	Pipelines – 2.7%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	662,055
528,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	587,276
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	4,068,480
14,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,059,802
17,765,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	19,596,927
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,286,813
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	325,462

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pipelines – continued
$26,638,150	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(b)	$27,217,530
22,745,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	20,584,225
635,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	542,925
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,934,790
22,365,000	NiSource Finance Corp., 6.400%, 3/15/2018	25,738,067
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	25,154,200
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,295,254
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	55,068,590
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,684,262
1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,113,857
15,683,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	18,215,115
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,622,805
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	21,985,125

		264,743,560

	Property & Casualty Insurance – 0.4%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,841,830
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	9,867,435
1,889,000	MBIA Insurance Corp., 11.504%, 1/15/2033, 144A(c)(g)	1,426,195
14,575,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	14,848,281
7,609,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	8,247,258
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,477,723
1,463,000	XLIT Ltd., 6.375%, 11/15/2024	1,676,853

		41,385,575

	Property Trust – 0.4%
36,192,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	43,032,469

	Railroads – 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,852,488
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)	205,194

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Railroads – continued
$1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	$1,403,325
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	175,720

		13,636,727

	Real Estate Operations/Development – 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	11,158,328

	Refining – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	7,787,333

	REITs - Apartments – 0.3%
12,243,000	Camden Property Trust, 5.000%, 6/15/2015	12,939,982
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	18,333,127

		31,273,109

	REITs - Diversified – 0.3%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,606,897
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	22,369,108

		26,976,005

	REITs - Healthcare – 0.1%
5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	6,632,342

	REITs - Office Property – 0.4%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	22,923,597
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	13,194,294

		36,117,891

	REITs - Shopping Centers – 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,478,575

	REITs - Single Tenant – 0.4%
5,862,000	Realty Income Corp., 5.750%, 1/15/2021	6,482,633
25,529,000	Realty Income Corp., 6.750%, 8/15/2019	29,886,775

		36,369,408

	REITs - Warehouse/Industrials – 0.6%
3,873,000	ProLogis LP, 5.625%, 11/15/2015	4,118,304
11,179,000	ProLogis LP, 5.625%, 11/15/2016	12,439,756

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Warehouse/Industrials – continued
$10,889,000	ProLogis LP, 5.750%, 4/01/2016	$11,940,769
8,579,000	ProLogis LP, 6.625%, 5/15/2018	10,020,015
18,869,000	ProLogis LP, 7.375%, 10/30/2019	22,783,223

		61,302,067

	Restaurants – 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	9,267,752

	Retailers – 0.3%
5,296,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,342,720
6,397,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	4,765,765
6,076,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,344,340
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,663,190
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,383,221

		33,499,236

	Sovereigns – 1.4%
43,590,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	16,166,684
23,848,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	9,779,777
52,555,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	56,890,788
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	34,272,000
1,415,381,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	8,337,082
391,985,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,324,877
820,777,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	5,247,784

		133,018,992

	Supermarkets – 0.4%
1,120,000	Delhaize Group S.A., 5.700%, 10/01/2040	1,061,884
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,745,418
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,407,900
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	6,496,875
979,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	704,880

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	$17,073,875

		34,490,832

	Supranational – 0.6%
11,745,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	4,965,831
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	9,212,196
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	11,071,116
15,070,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	11,951,151
58,420,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	22,647,423

		59,847,717

	Technology – 2.2%
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	4,071,000
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,164,766
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,688,637
56,271,000	Corning, Inc., 7.000%, 5/15/2024	66,003,801
7,487,000	Corning, Inc., 7.250%, 8/15/2036	8,625,915
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	8,035,228
112,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	114,240
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	75,358,717
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,715,480
19,078,000	KLA-Tencor Corp., 6.900%, 5/01/2018	22,323,950
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,487,653
1,974,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,381,270
5,603,000	Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,412,051
561,000	Xerox Corp., 6.350%, 5/15/2018	641,156
7,110,000	Xerox Corp., 6.750%, 2/01/2017	8,075,168

		215,099,032

	Textile – 0.0%
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,349,221

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Transportation Services – 0.8%
$8,436,000		Erac USA Finance Co., 6.375%, 10/15/2017, 144A	$9,761,996
2,824,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,134,668
51,504,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	60,951,018

			73,847,682

		Treasuries – 21.0%
106,195,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	99,443,907
209,501,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	191,050,712
206,210,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	195,484,556
372,145,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	357,479,912
90,055,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	88,108,506
156,655,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	152,696,779
79,485,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	81,216,497
4,159,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	4,179,947
2,105,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	17,931,959
109,763,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	96,949,029
974,276,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	173,136,265
802,302,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	138,575,107
18,786,446		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, 144A, (EUR)	22,802,605
4,599,829		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, 144A, (EUR)	6,016,645
43,375,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	54,987,745
6,000,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	4,790,177
217,965,000		U.S. Treasury Bond, 2.750%, 11/15/2042	172,328,578
235,390,000		U.S. Treasury Bond, 2.875%, 5/15/2043	190,776,298

			2,047,955,224

		Wireless – 0.9%
559,910,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	39,518,157
31,416,000		Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/2018	39,776,834
6,373,000		Sprint Capital Corp., 6.875%, 11/15/2028	6,006,553

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$2,594,000	Sprint Capital Corp., 6.900%, 5/01/2019	$2,833,945
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	656,370

		88,791,859

	Wirelines – 3.9%
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	475,069
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	2,646,055
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	64,521,600
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,590,800
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,410,120
24,103,000	Embarq Corp., 7.995%, 6/01/2036	24,402,841
825,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	874,500
200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	223,750
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	1,983,681
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	11,159,673
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	27,163,700
300,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	432,429
1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,842,330
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,527,713
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,588,500
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,321,568
333,000	Qwest Corp., 6.500%, 6/01/2017	376,315
14,480,000	Qwest Corp., 6.875%, 9/15/2033	13,900,800
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,703,010
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,666,687
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,175,939
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	40,203,529
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	21,412,300
4,200,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	4,141,565

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	$557,739
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,028,764
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	15,846,138
1,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	2,906,257
2,700,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	4,500,659
2,100,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	3,445,008
8,800,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	15,546,521
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	14,362,713
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	55,999,912
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,100,828
2,095,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,063,317

		376,102,330

	Total Non-Convertible Bonds (Identified Cost $8,107,589,154)	8,660,048,842

Convertible Bonds – 5.1%

	Automotive – 0.7%
34,827,000	Ford Motor Co., 4.250%, 11/15/2016	64,255,815

	Independent Energy – 0.5%
34,700,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	35,220,500
11,225,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,737,141

		46,957,641

	Life Insurance – 0.9%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	90,688,031

	Metals & Mining – 0.2%
17,800,000	United States Steel Corp., 2.750%, 4/01/2019	23,562,750

	REITs - Warehouse/Industrials – 0.3%
27,359,000	ProLogis LP, 3.250%, 3/15/2015	30,539,484

	Technology – 2.5%
35,120,000	Intel Corp., 2.950%, 12/15/2035	39,334,400
137,016,000	Intel Corp., 3.250%, 8/01/2039	186,256,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	$14,005,119
385,192	Liberty Media LLC, 3.500%, 1/15/2031	203,670
85,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	196,616
72,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	70,875

		240,066,805

	Wirelines – 0.0%
2,926,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	3,986,675

	Total Convertible Bonds (Identified Cost $379,342,590)	500,057,201

Municipals – 0.9%

	District of Columbia – 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	16,246,503

	Illinois – 0.6%
530,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	490,420
24,640,000	State of Illinois, 5.100%, 6/01/2033	22,889,081
33,395,000	State of Illinois, Series B, 5.520%, 4/01/2038	30,055,166

		53,434,667

	Michigan – 0.0%
2,345,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,831,515

	Ohio – 0.0%
5,075,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	3,760,677

	Virginia – 0.1%
13,845,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	9,344,544

	Total Municipals (Identified Cost $88,275,414)	84,617,906

	Total Bonds and Notes (Identified Cost $8,575,207,158)	9,244,723,949

Senior Loans – 0.5%

	Non-Captive Diversified – 0.4%
27,203,040	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	27,271,048
16,617,169	AWAS Finance Luxembourg S.a.r.l., Term Loan B, 3.500%, 6/10/2016(c)	16,658,711

		43,929,759

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Supermarkets – 0.1%
$9,163,150	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(c)	$9,241,861

	Total Senior Loans (Identified Cost $52,983,358)	53,171,620

Shares
Common Stocks – 3.2%

	Electronic Equipment, Instruments & Components – 3.2%
17,550,000	Corning, Inc. (Identified Cost $226,654,590)	312,741,000

Preferred Stocks – 0.3%

	Independent Energy – 0.0%
43,031	Chesapeake Energy Corp., 5.000%	4,195,522

	Metals & Mining – 0.1%
340,285	ArcelorMittal, 6.000%	8,847,410

	REITs - Diversified – 0.2%
258,873	Weyerhaeuser Co., Series A, 6.375%	14,507,243

	Total Preferred Stocks (Identified Cost $25,066,558)	27,550,175

Principal Amount (‡)
Short-Term Investments – 0.1%
$6,717,262	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $6,717,262 on 1/02/2014 collateralized by $6,705,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $6,736,956; $115,000 U.S. Treasury Note, 3.125% due 1/31/2017 valued at $124,463 including accrued interest(h) (Identified Cost $6,717,262)	6,717,262

	Total Investments – 99.0% (Identified Cost $8,886,628,926)(a)	9,644,904,006
	Other assets less liabilities – 1.0%	93,664,395

	Net Assets – 100.0%	$9,738,568,401

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $8,919,645,967 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$968,617,868
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(243,359,829)

Net unrealized appreciation	$725,258,039

(b)	Illiquid security. At December 31, 2013, the value of these securities amounted to $128,615,026 or 1.3% of net assets.
(c)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Perpetual bond with no specified maturity date.
(g)	Non-income producing security.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $1,630,401,868 or 16.7% of net assets.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$26,067,329	$126,762,261	(a)	$152,829,590
Airlines	—	3,094,352	294,980,380	(a)	298,074,732
Non-Captive Consumer	1,151,637	229,922,835	—		231,074,472
All Other Non-Convertible Bonds*	—	7,978,070,048	—		7,978,070,048

Total Non-Convertible Bonds	1,151,637	8,237,154,564	421,742,641		8,660,048,842

Convertible Bonds*	—	500,057,201	—		500,057,201
Municipals*	—	84,617,906	—		84,617,906

Total Bonds and Notes	1,151,637	8,821,829,671	421,742,641		9,244,723,949

Senior Loans*	—	53,171,620	—		53,171,620
Common Stocks*	312,741,000	—	—		312,741,000
Preferred Stocks*	27,550,175	—	—		27,550,175
Short-Term Investments	—	6,717,262	—		6,717,262

Total	$341,442,812	$8,881,718,553	$421,742,641		$9,644,904,006

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation

Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and
Notes
Non-Convertible Bonds
ABS Other	$67,016,089	$—	$1,621	$351,767	$60,660,658	$(1,267,874)	$—	$—	$126,762,261	$422,278
Airlines	292,528,124	103,817	121,527	4,180,818	—	(5,118,519)	3,164,613	—	294,980,380	4,986,065

Total	$359,544,213	$103,817	$123,148	$4,532,585	$60,660,658	$(6,386,393)	$3,164,613	$—	$421,742,641	$5,408,343

A debt security valued at $3,164,613 was transferred from Level 2 to Level 3 during the period ended December 31, 2013. At December 31, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	21.0%
Banking	15.5
Technology	4.7
Non-Captive Diversified	4.2
Wirelines	3.9
Electronic Equipment, Instruments & Components	3.2
Local Authorities	3.1
Airlines	3.1
Metals & Mining	2.8
Pipelines	2.7
Commercial Mortgage-Backed Securities	2.6
Non-Captive Consumer	2.4
Electric	2.1
Other Investments, less than 2% each	27.6
Short-Term Investments	0.1

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at December 31, 2013 (Unaudited)

United States Dollar	67.9%
Canadian Dollar	14.2
New Zealand Dollar	5.2
Australian Dollar	3.3
Norwegian Krone	3.2
Euro	2.5
Other, less than 2% each	2.7

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 97.2% of Net Assets

	ABS Car Loan – 2.5%
$2,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	$2,196,753
910,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	912,556
1,275,000	Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.210%, 10/15/2020, 144A	1,275,883
1,165,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	1,164,723
1,401,086	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 5/15/2018, 144A	1,408,384
680,233	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	680,541
2,350,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	2,343,300
1,333,447	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	1,336,915
2,000,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class A3, 1.110%, 12/15/2017	2,009,928
190,284	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	190,530
3,000,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	3,007,524

		16,527,037

	ABS Credit Card – 1.0%
3,220,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	3,062,262
3,400,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	3,491,514

		6,553,776

	ABS Home Equity – 0.1%
324,858	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	331,736
213,504	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 6.200%, 1/25/2028(b)	218,601

		550,337

	ABS Other – 0.6%
3,000,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/2019	2,978,538
1,250,000	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	1,250,379

		4,228,917

	ABS Student Loan – 0.1%
787,903	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.767%, 9/20/2022(b)	787,415

	Collateralized Mortgage Obligations – 33.0%
198,400	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.890%, 5/15/2023(b)	206,823

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$129,090	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 2.090%, 8/15/2023(b)	$135,002
465,554	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	518,390
754,653	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.567%, 11/15/2032(b)	755,200
3,510,245	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	3,781,236
5,265,499	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	5,567,033
3,631,000	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	3,958,291
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,764,928
5,405,311	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	5,631,253
8,463,728	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	9,214,706
3,708,948	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.663%, 6/15/2048(b)	3,952,622
4,699,537	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.535%, 12/15/2036(b)	5,014,053
342,287	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	357,417
148,827	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 2.230%, 9/25/2022(b)	156,536
123,952	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 2.240%, 4/25/2024(b)	130,218
2,738,041	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	2,851,215
2,159,233	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	2,397,452
4,958,598	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.911%, 8/25/2038(b)	4,868,433
109,798	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 2.240%, 4/25/2023(b)	115,037
1,994,405	FHLMC, 2.713%, 3/01/2038(b)	2,143,786
1,160,614	FHLMC, 2.805%, 12/01/2034(b)	1,235,841
1,428,198	FHLMC, 5.152%, 11/01/2038(b)	1,512,762
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,490,866
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,519,492
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,652,203
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	713,311
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,616,226
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	7,877,648
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	33,292,363

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$11,846,938	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.518%, 4/25/2019(b)	$11,824,299
6,808,647	FNMA, 2.207%, 9/01/2037(b)	7,211,353
1,834,467	FNMA, 2.270%, 9/01/2036(b)	1,953,741
1,074,223	FNMA, 2.272%, 10/01/2033(b)	1,139,427
4,874,691	FNMA, 2.285%, 11/01/2033(b)	5,134,194
594,753	FNMA, 2.424%, 8/01/2035(b)	635,625
2,452,538	FNMA, 2.506%, 4/01/2037(b)	2,621,774
5,552,848	FNMA, 2.532%, 7/01/2037(b)	5,940,413
2,195,970	FNMA, 4.733%, 8/01/2038(b)	2,361,981
815,430	Government National Mortgage Association, Series 1998-19, Class ZB, 6.500%, 7/20/2028	930,891
3,586,379	Government National Mortgage Association, Series 2012-124, Class HT, 7.216%, 7/20/2032(b)	4,135,600
8,241,362	Government National Mortgage Association, Series 2012-H29, Class HF, 0.669%, 10/20/2062(b)	8,212,584
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 7.457%, 8/16/2051(b)	14,867,775
7,932,059	Government National Mortgage Association, Series 2013-H02, Class GF, 0.669%, 12/20/2062(b)	7,908,770
4,990,996	Government National Mortgage Association, Series 2013-H10, Class FA, 0.569%, 3/20/2063(b)	4,949,910
15,133,786	Government National Mortgage Association, Series 2013-H22, Class FT, 0.760%, 4/20/2063(b)	15,157,137
726,247	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.511%, 12/07/2020(b)	727,016
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,655,833
1,420,367	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.613%, 10/07/2020(b)	1,428,009
1,943,578	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.723%, 12/08/2020(b)	1,955,239
120,891	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.723%, 12/08/2020(b)	122,148

		218,304,062

	Commercial Mortgage-Backed Securities – 15.6%
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.623%, 4/10/2049(b)	1,972,448
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	409,499
1,445,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,569,513
3,490,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.267%, 5/15/2030, 144A(b)	3,492,181
1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.132%, 12/10/2049(b)	1,664,253

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	$3,504,893
1,135,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,096,102
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,887,511
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	5,820,067
3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.032%, 2/15/2041(b)	3,388,212
1,000,000	Del Coronado Trust, Series 2013-HDC, Class A, 0.967%, 3/15/2026, 144A(b)	995,347
1,200,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.868%, 12/05/2031, 144A(b)	1,201,778
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,492,220
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,686,183
6,840,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.018%, 11/08/2029, 144A(b)	6,801,463
278,012	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043	299,937
2,785,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,060,634
5,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,484,810
3,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.947%, 4/15/2030, 144A(b)	3,483,966
1,657,863	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,826,312
3,033,124	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	3,363,911
1,173,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,277,395
5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	5,900,282
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,555,510
3,620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2, 3.085%, 8/15/2046	3,725,519
3,485,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.597%, 4/12/2049(b)	3,825,840
1,500,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.910%, 6/11/2049(b)	1,673,361
2,580,932	Motel 6 Trust, Series 2012-MTL6, Class A1, 1.500%, 10/05/2025, 144A	2,559,980
1,520,000	SCG Trust, Series 2013-SRP1, Class A, 1.567%, 11/15/2026, 144A(b)	1,521,751
4,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,826,291
3,775,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	4,151,379

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$1,450,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class A2, 2.900%, 8/15/2046	$1,483,891

		103,002,439

	Hybrid ARMs – 19.3%
6,768,008	FHLMC, 2.163%, 5/01/2037(b)	7,163,670
2,102,540	FHLMC, 2.191%, 6/01/2037(b)	2,216,683
2,134,555	FHLMC, 2.290%, 4/01/2036(b)	2,266,497
3,906,944	FHLMC, 2.345%, 7/01/2033(b)	4,152,353
2,940,901	FHLMC, 2.378%, 3/01/2036(b)	3,107,875
955,761	FHLMC, 2.382%, 2/01/2035(b)	1,015,342
4,684,182	FHLMC, 2.400%, 9/01/2035(b)	4,954,904
6,340,372	FHLMC, 2.401%, 2/01/2036(b)	6,737,258
1,998,300	FHLMC, 2.410%, 4/01/2035(b)	2,132,201
3,050,176	FHLMC, 2.423%, 2/01/2036(b)	3,209,892
3,189,227	FHLMC, 2.439%, 11/01/2036(b)	3,401,334
1,111,677	FHLMC, 2.716%, 4/01/2037(b)	1,190,636
3,474,242	FHLMC, 2.738%, 4/01/2037(b)	3,716,371
1,274,883	FHLMC, 2.759%, 11/01/2038(b)	1,353,833
500,166	FHLMC, 3.365%, 9/01/2038(b)	526,673
2,894,479	FHLMC, 4.907%, 9/01/2038(b)	3,052,486
302,633	FHLMC, 5.266%, 12/01/2037(b)	325,207
877,371	FHLMC, 5.432%, 3/01/2037(b)	924,965
295,817	FNMA, 1.909%, 2/01/2037(b)	314,586
3,663,311	FNMA, 1.923%, 7/01/2035(b)	3,870,653
1,123,430	FNMA, 2.296%, 9/01/2034(b)	1,196,830
842,886	FNMA, 2.310%, 12/01/2034(b)	893,119
712,829	FNMA, 2.314%, 4/01/2033(b)	758,163
2,582,432	FNMA, 2.330%, 4/01/2034(b)	2,720,056
2,899,677	FNMA, 2.337%, 6/01/2036(b)	3,083,333
4,394,528	FNMA, 2.347%, 8/01/2035(b)	4,615,595

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$9,875,000	FNMA, 2.348%, 10/01/2034(b)	$10,535,877
1,917,983	FNMA, 2.354%, 1/01/2036(b)	2,039,869
7,465,802	FNMA, 2.372%, 4/01/2034(b)	7,963,778
5,212,528	FNMA, 2.405%, 6/01/2037(b)	5,577,348
2,421,995	FNMA, 2.412%, 6/01/2033(b)	2,543,212
3,360,528	FNMA, 2.412%, 10/01/2033(b)	3,561,287
1,491,635	FNMA, 2.419%, 8/01/2034(b)	1,609,877
2,859,460	FNMA, 2.551%, 4/01/2037(b)	3,039,039
648,226	FNMA, 2.552%, 8/01/2033(b)	691,708
684,050	FNMA, 2.625%, 8/01/2036(b)	733,365
6,012,588	FNMA, 2.658%, 3/01/2037(b)	6,394,703
1,906,248	FNMA, 2.675%, 5/01/2035(b)	2,051,669
1,918,472	FNMA, 2.695%, 2/01/2047(b)	2,047,779
3,481,904	FNMA, 3.223%, 6/01/2035(b)	3,688,329
6,127,687	FNMA, 5.722%, 9/01/2037(b)	6,504,079

		127,882,434

	Mortgage Related – 23.8%
11,911,565	FHLMC, 2.379%, with various maturities from 2037 to 2038(b)(c)	12,676,841
5,556,690	FHLMC, 3.000%, with various maturities from 2026 to 2027(c)	5,664,501
1,561,621	FHLMC, 4.000%, with various maturities from 2024 to 2042(c)	1,623,768
1,352,518	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	1,449,957
632,413	FHLMC, 5.500%, 10/01/2023	686,346
51,766	FHLMC, 6.000%, 11/01/2019	56,666
1,648,128	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	1,834,155
24,398	FHLMC, 7.000%, 2/01/2016	25,090
1,147	FHLMC, 7.500%, with various maturities from 2014 to 2026(c)	1,259
2,075	FHLMC, 8.000%, 9/01/2015	2,153
2,439	FHLMC, 10.000%, 7/01/2019	2,725
37,461	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	40,223

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$6,641,102	FNMA, 2.292%, 4/01/2037(b)	$7,026,038
5,450,007	FNMA, 2.336%, 7/01/2035(b)	5,769,245
8,741,252	FNMA, 3.000%, with various maturities from 2027 to 2042(c)	8,912,885
1,351,463	FNMA, 4.000%, with various maturities in 2019(c)	1,431,310
3,008,426	FNMA, 4.500%, 1/01/2025	3,202,410
4,505,527	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	4,899,232
2,169,971	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	2,373,593
3,925,881	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	4,289,900
555,087	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	614,344
28,409	FNMA, 7.000%, 12/01/2022	28,491
160,372	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	180,838
8,280	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	8,595
5,579,595	GNMA, 1.862%, 2/20/2061(b)	5,818,346
4,650,487	GNMA, 2.070%, 2/20/2063(b)	4,883,555
5,213,084	GNMA, 2.338%, 3/20/2063(b)	5,560,317
3,295,929	GNMA, 2.558%, 2/20/2063(b)	3,528,427
4,894,206	GNMA, 4.479%, 2/20/2062	5,320,976
4,906,906	GNMA, 4.521%, 12/20/2061	5,337,124
2,432,639	GNMA, 4.528%, 3/20/2062	2,649,652
7,400,328	GNMA, 4.532%, 12/20/2062	8,078,479
2,499,891	GNMA, 4.560%, 3/20/2062	2,722,409
12,355,895	GNMA, 4.583%, 11/20/2062	13,512,913
1,539,440	GNMA, 4.599%, 4/20/2063	1,685,981
4,370,191	GNMA, 4.604%, 6/20/2062	4,774,630
1,537,684	GNMA, 4.616%, 8/20/2061	1,675,909
1,985,129	GNMA, 4.639%, 3/20/2062	2,168,765
8,686,900	GNMA, 4.659%, 2/20/2062	9,495,260
2,027,776	GNMA, 4.698%, 7/20/2061	2,211,495

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$8,724,318	GNMA, 4.700%, with various maturities in 2061(c)	$9,521,492
1,990,625	GNMA, 4.717%, 3/20/2061	2,165,169
1,681,174	GNMA, 4.808%, 8/20/2062	1,842,501
955,272	GNMA, 5.167%, 4/20/2061	1,045,182
31,817	GNMA, 6.000%, 12/15/2031	35,854
132,325	GNMA, 6.500%, 5/15/2031	150,273
115,569	GNMA, 7.000%, 10/15/2028	130,592

		157,115,866

	Treasuries – 1.2%
8,155,000	U.S. Treasury Note, 0.625%, 10/15/2016	8,139,710

	Total Bonds and Notes (Identified Cost $640,036,270)	643,091,993

Short-Term Investments – 3.5%
8,942,298	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $8,942,298 on 1/02/2014 collateralized by $9,080,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $9,123,275 including accrued interest(d)	8,942,298
6,265,000	U.S. Treasury Bill, 0.021%, 2/27/2014(e)	6,264,756
7,800,000	U.S. Treasury Bill, 0.083%, 3/13/2014(e)	7,799,391

	Total Short-Term Investments (Identified Cost $23,005,821)	23,006,445

	Total Investments – 100.7% (Identified Cost $663,042,091)(a)	666,098,438
	Other assets less liabilities – (0.7)%	(4,379,523)

	Net Assets – 100.0%	$661,718,915

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $663,042,748 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,267,191
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,211,501)

Net unrealized appreciation	$3,055,690

At September 30, 2013, the Fund had a short-term capital loss carryforward of $107,452 with no expiration date and a long-term capital loss carryforward of $82,408 with no expiration date. At September 30, 2013, late-year ordinary and post-October capital loss deferrals were $7,556,110. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2013 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $35,823,954 or 5.4% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Student Loan	$—	$—	$787,415	(a)	$787,415
Collateralized Mortgage Obligations	—	199,203,875	19,100,187	(a)	218,304,062
All Other Bonds and Notes*	—	424,000,516	—		424,000,516

Total Bonds and Notes	—	623,204,391	19,887,602		643,091,993

Short-Term Investments	—	23,006,445	—		23,006,445

Total	$—	$646,210,836	$19,887,602		$666,098,438

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes

ABS Student Loan	$1,336,443	$—	$—	$(4,619)	$—	$(544,409)	$—	$—	$787,415	$(2,932)

Collateralized Mortgage Obligations	38,339,237	—	35,850	(158,460)	—	(3,836,742)	—	(15,279,698)	19,100,187	(138,799)

Total	$39,675,680	$—	$35,850	$(163,079)	$—	$(4,381,151)	$—	$(15,279,698)	$19,887,602	$(141,731)

A debt security valued at $15,279,698 was transferred from Level 3 to Level 2 during the period ended December 31, 2013. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2013 (Unaudited)

Collateralized Mortgage Obligations	33.0%
Mortgage Related	23.8
Hybrid ARMs	19.3
Commercial Mortgage-Backed Securities	15.6
ABS Car Loan	2.5
Other Investments, less than 2% each	3.0
Short-Term Investments	3.5

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.7% of Net Assets

	Biotechnology – 7.9%
12,303	Alexion Pharmaceuticals, Inc.(b)	$1,637,037
27,837	Incyte Corp. Ltd.(b)	1,409,388
18,993	Intercept Pharmaceuticals, Inc.(b)	1,296,842
13,131	Isis Pharmaceuticals, Inc.(b)	523,139
10,090	Pharmacyclics, Inc.(b)	1,067,320
13,515	Puma Biotechnology, Inc.(b)	1,399,208
4,921	Regeneron Pharmaceuticals, Inc.(b)	1,354,456

		8,687,390

	Building Products – 1.7%
41,426	Fortune Brands Home & Security, Inc.	1,893,168

	Capital Markets – 3.2%
11,320	Affiliated Managers Group, Inc.(b)	2,455,081
16,877	Artisan Partners Asset Management, Inc.	1,100,212

		3,555,293

	Chemicals – 2.3%
20,422	Westlake Chemical Corp.	2,492,913

	Commercial Services & Supplies – 1.5%
14,513	Stericycle, Inc.(b)	1,685,975

	Communications Equipment – 1.5%
29,162	Palo Alto Networks, Inc.(b)	1,675,940

	Computers & Peripherals – 1.7%
19,993	3D Systems Corp.(b)	1,857,949

	Diversified Financial Services – 6.0%
45,977	CBOE Holdings, Inc.	2,388,965
10,912	IntercontinentalExchange Group, Inc.	2,454,327
25,859	MarketAxess Holdings, Inc.	1,729,191

		6,572,483

	Energy Equipment & Services – 1.9%
26,284	Oceaneering International, Inc.	2,073,282

	Food Products – 1.6%
19,295	Hain Celestial Group, Inc. (The)(b)	1,751,600

	Health Care Equipment & Supplies – 2.4%
41,220	DexCom, Inc.(b)	1,459,600
33,531	Insulet Corp.(b)	1,244,000

		2,703,600

	Health Care Technology – 2.3%
10,848	athenahealth, Inc.(b)	1,459,056
18,266	Medidata Solutions, Inc.(b)	1,106,372

		2,565,428

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – 7.2%
3,891	Chipotle Mexican Grill, Inc.(b)	$2,073,047
44,050	Dunkin’ Brands Group, Inc.	2,123,210
95,894	Melco Crown Entertainment Ltd., Sponsored ADR(b)	3,760,963

		7,957,220

	Household Durables – 1.7%
22,942	Harman International Industries, Inc.	1,877,803

	Internet & Catalog Retail – 3.1%
9,294	Netflix, Inc.(b)	3,421,772

	Internet Software & Services – 7.4%
46,008	Cornerstone OnDemand, Inc.(b)	2,454,067
13,748	LinkedIn Corp., Class A(b)	2,980,979
49,238	Pandora Media, Inc.(b)	1,309,731
20,512	Yelp, Inc.(b)	1,414,302

		8,159,079

	Life Sciences Tools & Services – 1.7%
7,684	Mettler-Toledo International, Inc.(b)	1,864,062

	Machinery – 3.2%
21,811	Flowserve Corp.	1,719,361
32,785	Trinity Industries, Inc.	1,787,438

		3,506,799

	Media – 6.8%
12,595	Discovery Communications, Inc., Class A(b)	1,138,840
11,369	Liberty Media Corp., Class A(b)	1,664,990
55,982	Lions Gate Entertainment Corp.	1,772,390
48,501	Sinclair Broadcast Group, Inc., Class A	1,732,941
39,141	Starz, Class A(b)	1,144,483

		7,453,644

	Multiline Retail – 1.5%
29,088	Dollar Tree, Inc.(b)	1,641,145

	Oil, Gas & Consumable Fuels – 5.7%
25,772	Antero Resources Corp.(b)	1,634,976
41,806	Cheniere Energy, Inc.(b)	1,802,675
27,747	Diamondback Energy, Inc.(b)	1,466,706
22,294	Gulfport Energy Corp.(b)	1,407,866

		6,312,223

	Pharmaceuticals – 4.7%
17,792	Actavis PLC(b)	2,989,056
17,745	Jazz Pharmaceuticals PLC(b)	2,245,807

		5,234,863

	Road & Rail – 2.2%
19,306	Kansas City Southern	2,390,662

	Semiconductors & Semiconductor Equipment – 5.2%
89,333	NXP Semiconductors NV(b)	4,103,065

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
35,717	Xilinx, Inc.	$1,640,124

		5,743,189

	Software – 6.8%
28,278	FireEye, Inc.(b)	1,233,204
16,773	NetSuite, Inc.(b)	1,727,954
32,340	ServiceNow, Inc.(b)	1,811,363
40,316	Splunk, Inc.(b)	2,768,500

		7,541,021

	Specialty Retail – 2.1%
29,583	Tractor Supply Co.	2,295,049

	Textiles, Apparel & Luxury Goods – 2.4%
33,230	Michael Kors Holdings Ltd.(b)	2,697,944

	Trading Companies & Distributors – 2.0%
29,024	United Rentals, Inc.(b)	2,262,421

	Total Common Stocks (Identified Cost $81,318,062)	107,873,917

Principal Amount
Short-Term Investments – 2.4%
$2,630,423	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $2,630,423 on 1/02/2014 collateralized by $2,485,000 U.S. Treasury Note, 3.250% due 7/31/2016 valued at $2,686,906 including accrued interest(c) (Identified Cost $2,630,423)	2,630,423

	Total Investments – 100.1% (Identified Cost $83,948,485)(a)	110,504,340
	Other assets less liabilities – (0.1)%	(121,223)

	Net Assets – 100.0%	$110,383,117

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $83,948,485 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,566,551
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,696)

Net unrealized appreciation	$26,555,855

At September 30, 2013, the Fund had a capital loss carryforward of $29,241,201 of which $10,671,408 expires on September 30, 2017 and $18,569,793 expires on September 30, 2018. At September 30, 2013, late-year ordinary and post-October capital loss deferrals were $405,415. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$107,873,917	$—	$—	$107,873,917
Short-Term Investments	—	2,630,423	—	2,630,423

Total	$107,873,917	$2,630,423	$—	$110,504,340

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2013 (Unaudited)

Biotechnology	7.9%
Internet Software & Services	7.4
Hotels, Restaurants & Leisure	7.2
Software	6.8
Media	6.8
Diversified Financial Services	6.0
Oil, Gas & Consumable Fuels	5.7
Semiconductors & Semiconductor Equipment	5.2
Pharmaceuticals	4.7
Capital Markets	3.2
Machinery	3.2
Internet & Catalog Retail	3.1
Health Care Equipment & Supplies	2.4
Textiles, Apparel & Luxury Goods	2.4
Health Care Technology	2.3
Chemicals	2.3
Road & Rail	2.2
Specialty Retail	2.1
Trading Companies & Distributors	2.0
Other Investments, less than 2% each	14.8
Short-Term Investments	2.4

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.9% of Net Assets

	Aerospace & Defense – 1.2%
340,187	Hexcel Corp.(b)	$15,202,957

	Air Freight & Logistics – 1.1%
511,030	XPO Logistics, Inc.(b)	13,434,979

	Airlines – 1.2%
325,629	Spirit Airlines, Inc.(b)	14,786,813

	Auto Components – 2.0%
244,782	Dorman Products, Inc.(b)	13,724,927
201,966	Drew Industries, Inc.	10,340,659

		24,065,586

	Biotechnology – 4.7%
297,358	Alkermes PLC(b)	12,090,576
133,134	Cubist Pharmaceuticals, Inc.(b)	9,168,938
434,296	Emergent Biosolutions, Inc.(b)	9,984,465
674,514	Exact Sciences Corp.(b)	7,885,069
541,068	InterMune, Inc.(b)	7,969,932
335,286	NPS Pharmaceuticals, Inc.(b)	10,179,283

		57,278,263

	Building Products – 0.9%
292,611	Apogee Enterprises, Inc.	10,507,661

	Capital Markets – 2.2%
220,817	Artisan Partners Asset Management, Inc.	14,395,060
179,591	Financial Engines, Inc.	12,477,983

		26,873,043

	Chemicals – 0.8%
477,359	Flotek Industries, Inc.(b)	9,580,595

	Commercial Banks – 3.6%
236,635	Bank of the Ozarks, Inc.	13,391,175
704,392	Boston Private Financial Holdings, Inc.	8,889,427
310,457	PrivateBancorp, Inc.	8,981,521
117,114	SVB Financial Group(b)	12,280,574

		43,542,697

	Commercial Services & Supplies – 1.0%
570,298	Interface, Inc.	12,523,744

	Communications Equipment – 0.9%
477,684	Ciena Corp.(b)	11,430,978

	Construction & Engineering – 0.8%
302,827	MasTec, Inc.(b)	9,908,499

	Consumer Finance – 1.0%
250,955	Encore Capital Group, Inc.(b)	12,612,998

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 1.0%
215,897	Pool Corp.	$12,552,252

	Diversified Consumer Services – 3.7%
298,773	Bright Horizons Family Solutions, Inc.(b)	10,976,920
449,438	Grand Canyon Education, Inc.(b)	19,595,497
847,561	LifeLock, Inc.(b)	13,908,476

		44,480,893

	Diversified Financial Services – 1.0%
176,178	MarketAxess Holdings, Inc.	11,781,023

	Diversified Telecommunication Services – 0.8%
908,456	8x8, Inc.(b)	9,229,913

	Electrical Equipment – 1.6%
238,581	Polypore International, Inc.(b)	9,280,801
354,448	Thermon Group Holdings, Inc.(b)	9,687,064

		18,967,865

	Electronic Equipment, Instruments & Components – 3.2%
139,815	FEI Co.	12,493,868
149,532	IPG Photonics Corp.(b)	11,605,179
233,793	Measurement Specialties, Inc.(b)	14,188,897

		38,287,944

	Energy Equipment & Services – 2.8%
106,756	Dril-Quip, Inc.(b)	11,735,687
401,881	Forum Energy Technologies, Inc.(b)	11,357,157
470,134	Helix Energy Solutions Group, Inc.(b)	10,897,706

		33,990,550

	Food & Staples Retailing – 1.0%
183,669	Susser Holdings Corp.(b)	12,028,483

	Health Care Equipment & Supplies – 6.8%
95,748	Analogic Corp.	8,479,443
188,777	Cardiovascular Systems, Inc.(b)	6,473,163
596,194	Endologix, Inc.(b)	10,397,623
457,534	Globus Medical, Inc.(b)	9,233,036
315,118	Insulet Corp.(b)	11,690,878
677,795	Novadaq Technologies, Inc.(b)	11,176,840
357,118	Quidel Corp.(b)	11,031,375
568,275	Spectranetics Corp.(b)	14,206,875

		82,689,233

	Health Care Providers & Services – 3.1%
290,907	Acadia Healthcare Co., Inc.(b)	13,768,628
97,705	IPC The Hospitalist Co.(b)	5,802,700
34,589	MWI Veterinary Supply, Inc.(b)	5,900,537
263,603	Team Health Holdings, Inc.(b)	12,007,117

		37,478,982

	Health Care Technology – 0.9%
186,298	Medidata Solutions, Inc.(b)	11,284,070

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – 3.6%
275,446	AFC Enterprises, Inc.(b)	$10,604,671
195,433	Noodles & Co.(b)	7,019,953
426,817	Texas Roadhouse, Inc.	11,865,513
187,917	Vail Resorts, Inc.	14,136,996

		43,627,133

	Internet & Catalog Retail – 1.5%
441,943	HomeAway, Inc.(b)	18,066,630

	Internet Software & Services – 6.5%
231,980	Cornerstone OnDemand, Inc.(b)	12,373,813
73,058	CoStar Group, Inc.(b)	13,485,046
424,599	Dealertrack Technologies, Inc.(b)	20,414,720
266,615	Envestnet, Inc.(b)	10,744,585
143,068	OpenTable, Inc.(b)	11,355,307
128,261	Shutterstock, Inc.(b)	10,726,467

		79,099,938

	IT Services – 2.6%
177,938	Cardtronics, Inc.(b)	7,731,406
364,822	EPAM Systems, Inc.(b)	12,746,881
457,330	InterXion Holding NV(b)	10,797,561

		31,275,848

	Life Sciences Tools & Services – 0.8%
245,739	Fluidigm Corp.(b)	9,416,718

	Machinery – 4.1%
592,506	Manitowoc Co., Inc. (The)	13,817,240
52,301	Middleby Corp. (The)(b)	12,550,671
149,098	Proto Labs, Inc.(b)	10,612,795
180,961	RBC Bearings, Inc.(b)	12,802,991

		49,783,697

	Oil, Gas & Consumable Fuels – 3.7%
194,626	Diamondback Energy, Inc.(b)	10,287,930
199,151	Gulfport Energy Corp.(b)	12,576,386
247,631	Oasis Petroleum, Inc.(b)	11,631,228
204,720	Rosetta Resources, Inc.(b)	9,834,749

		44,330,293

	Pharmaceuticals – 1.7%
158,788	Medicines Co. (The)(b)	6,132,392
139,285	Pacira Pharmaceuticals, Inc.(b)	8,007,495
257,936	Sagent Pharmaceuticals, Inc.(b)	6,546,416

		20,686,303

	Professional Services – 5.3%
171,915	Advisory Board Co. (The)(b)	10,945,828
212,216	Corporate Executive Board Co. (The)	16,431,885
195,414	Huron Consulting Group, Inc.(b)	12,256,366
336,137	On Assignment, Inc.(b)	11,737,904
214,724	WageWorks, Inc.(b)	12,763,195

		64,135,178

Shares	Description	Value (†)
Common Stocks – continued

	Road & Rail – 1.4%
171,841	Genesee & Wyoming, Inc., Class A(b)	$16,505,328

	Semiconductors & Semiconductor Equipment – 4.2%
276,505	Cavium, Inc.(b)	9,542,188
187,087	Hittite Microwave Corp.(b)	11,548,880
307,500	Monolithic Power Systems, Inc.(b)	10,657,950
356,425	Semtech Corp.(b)	9,010,424
233,946	Silicon Laboratories, Inc.(b)	10,132,201

		50,891,643

	Software – 6.4%
380,295	Aspen Technology, Inc.(b)	15,896,331
153,213	CommVault Systems, Inc.(b)	11,472,589
159,089	FleetMatics Group PLC(b)	6,880,599
328,215	Guidewire Software, Inc.(b)	16,105,510
238,621	Imperva, Inc.(b)	11,484,829
104,459	Ultimate Software Group, Inc. (The)(b)	16,005,208

		77,845,066

	Specialty Retail – 4.2%
212,479	Asbury Automotive Group, Inc.(b)	11,418,622
139,120	Cabela’s, Inc.(b)	9,273,739
473,639	Chico’s FAS, Inc.	8,923,359
187,156	Hibbett Sports, Inc.(b)	12,578,755
122,178	Restoration Hardware Holdings, Inc.(b)	8,222,579

		50,417,054

	Textiles, Apparel & Luxury Goods – 3.0%
142,438	Deckers Outdoor Corp.(b)	12,030,313
178,234	Oxford Industries, Inc.	14,378,137
440,138	Tumi Holdings, Inc.(b)	9,925,112

		36,333,562

	Transportation Infrastructure – 0.6%
332,181	Wesco Aircraft Holdings, Inc.(b)	7,281,408

	Total Common Stocks (Identified Cost $831,348,135)	1,174,215,820

Principal Amount

Short-Term Investments – 2.8%

$34,574,646	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $34,574,646 on 1/02/2014 collateralized by $32,620,000 U.S. Treasury Note, 3.250% due 7/31/2016 valued at $35,270,375 including accrued interest(c) (Identified Cost $34,574,646)	34,574,646

	Total Investments – 99.7% (Identified Cost $865,922,781)(a)	1,208,790,466
	Other assets less liabilities – 0.3%	3,585,582

	Net Assets – 100.0%	$1,212,376,048

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $865,922,781 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$347,152,540
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,284,855)

Net unrealized appreciation	$342,867,685

At September 30, 2013, late-year ordinary and post-October capital loss deferrals were $6,002,400. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,174,215,820	$—	$—	$1,174,215,820
Short-Term Investments	—	34,574,646	—	34,574,646

Total	$1,174,215,820	$34,574,646	$—	$1,208,790,466

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2013, there were no transfers among Level 1, 2 and 3.

Industry Summary at December 31, 2013 (Unaudited)

Health Care Equipment & Supplies	6.8%
Internet Software & Services	6.5
Software	6.4
Professional Services	5.3
Biotechnology	4.7
Semiconductors & Semiconductor Equipment	4.2
Specialty Retail	4.2
Machinery	4.1
Diversified Consumer Services	3.7
Oil, Gas & Consumable Fuels	3.7
Hotels, Restaurants & Leisure	3.6
Commercial Banks	3.6
Electronic Equipment, Instruments & Components	3.2
Health Care Providers & Services	3.1
Textiles, Apparel & Luxury Goods	3.0
Energy Equipment & Services	2.8
IT Services	2.6
Capital Markets	2.2
Auto Components	2.0
Other Investments, less than 2% each	21.2
Short-Term Investments	2.8

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 69.1% of Net Assets

Non-Convertible Bonds – 60.0%

	ABS Car Loan – 0.0%
$4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$4,378,323

	ABS Home Equity – 0.0%
3,674,529	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.691%, 4/25/2035(b)	3,690,017

	Aerospace & Defense – 0.4%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	611,414
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,859,000
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018	2,697,813
8,236,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	8,540,501
9,776,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	8,273,478
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	19,468,958
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,725,900

		56,177,064

	Airlines – 2.3%
13,620,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	13,405,362
5,215,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,071,587
14,600,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	14,125,500
5,400,000	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	5,413,500
10,425,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	10,636,002
3,280,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,378,400
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	21,960,675
643,667	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	659,759
592,492	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	622,472
2,270,517	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	2,412,424
1,240,443	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	1,286,959
1,218,874	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,394,026
1,402,771	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,592,145

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$2,019,138	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	$2,132,714
1,828,567	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,974,852
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,135,426
10,246,485	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	11,194,285
18,145,090	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	19,074,119
16,056,235	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	18,304,108
14,394,386	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	16,481,571
3,778,308	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,948,332
1,219,022	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,374,448
5,862,372	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	6,595,169
17,763,723	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	17,985,770
1,035,583	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,112,009
16,687,590	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	17,688,845
648,486	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	736,032
13,368,475	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	14,571,638
31,291,142	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	32,855,700
45,904,945	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	53,134,974
11,555,092	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	12,075,071
13,537,750	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	14,756,147
6,976,559	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	7,778,863
4,782,340	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	5,045,369
7,200,000	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	7,092,000
6,835,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	6,953,861
11,434,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	11,422,223

		367,382,337

	Automotive – 0.8%
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	20,915,978
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,327,619

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$74,829,000	Ford Motor Co., 6.625%, 10/01/2028	$84,011,267
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	2,758,299
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,592,796
6,000,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	6,457,500
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	4,977,000

		122,040,459

	Banking – 7.9%
1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	1,502,388
28,582,000	Ally Financial, Inc., 8.000%, 12/31/2018	33,726,760
29,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	35,088,405
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	24,468,422
63,900,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	25,053,513
900,000	Bank of America Corp., 5.490%, 3/15/2019	996,323
3,450,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	5,138,670
265,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	289,585
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000% (c)	1,662,000
1,130,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, (GBP)(c)	1,754,272
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	38,460,106
7,320,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, (EUR)(c)	8,559,601
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	55,941,079
1,600,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(c)	2,319,979
5,331,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(c)	5,444,284
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(d)	3,546,058
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	25,294,601
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	9,487,034
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	6,460,990
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	18,578,195
3,350,000	Citigroup, Inc., EMTN, 1.500%, 11/30/2017, (EUR)(b)	4,532,321

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$3,035,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	$3,195,521
17,730,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	17,826,646
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	428,367
34,060,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	37,893,283
11,000,000	HBOS Capital Funding LP, (fixed rate to 6/30/2014, variable rate thereafter), 6.071%, 144A(c)	10,958,750
32,705,000	HBOS PLC, 6.000%, 11/01/2033, 144A	31,523,368
50,604,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	57,239,551
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	8,703,675
132,200,000	Intesa Sanpaolo SpA, 3.875%, 1/15/2019	131,435,355
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	35,363,620
260,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	20,908,956
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	17,706,746
27,555,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	31,322,871
18,500,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(c)	17,667,500
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,345,814
1,900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	2,090,426
6,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	7,225,756
1,235,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	1,423,839
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	833,980
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	31,207,326
55,795,000	Morgan Stanley, 4.875%, 11/01/2022	57,115,165
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	64,355,681
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	98,310,275
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,730,656
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	75,750,603
17,175,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	16,621,123
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,558,030

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$6,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	$7,502,128
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	9,243,743
12,100,000	Morgan Stanley, Series F, MTN, 0.696%, 10/18/2016(b)	12,000,344
5,210,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	5,952,529
2,850,000	RBS Capital Trust A, 2.393%, (EUR)(b)(c)	3,552,193
1,905,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(c)	2,332,430
7,925,000	RBS Capital Trust I, 2.112%(b)(c)	7,409,875
4,050,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(c)	3,746,250
2,085,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%(c)	2,022,450
930,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(c)	1,055,803
15,100,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(c)	17,553,236
24,985,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	25,162,893
17,700,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	18,089,418
9,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(c)	9,740,250
850,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,221,833
7,750,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	12,100,996
2,150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,957,754
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	753,438
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,907,489
1,500,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,540,937
4,140,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(c)	5,695,395
18,054,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(c)	18,866,430

		1,272,455,283

	Brokerage – 0.8%
1,640,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,693,300
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	43,518,325
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,309,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	$15,809,465
39,040,000	Jefferies Group LLC, 6.875%, 4/15/2021	44,467,731

		124,798,471

	Building Materials – 0.5%
6,995,000	Masco Corp., 6.500%, 8/15/2032	6,872,587
5,510,000	Masco Corp., 7.125%, 3/15/2020	6,289,715
2,630,000	Masco Corp., 7.750%, 8/01/2029	2,888,090
32,100,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	11,258,981
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	38,572,719
14,155,000	USG Corp., 9.750%, 1/15/2018	16,738,287

		82,620,379

	Chemicals – 0.4%
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	17,460,900
5,200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,401,500
6,995,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	6,977,513
23,584,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(d)	20,989,760
7,789,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(d)	7,633,220
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(d)	8,406,720

		66,869,613

	Commercial Mortgage-Backed Securities – 0.2%
35,060,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.804%, 8/10/2045(b)	35,622,503

	Construction Machinery – 0.1%
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,490,339
11,655,000	United Rentals North America, Inc., 7.625%, 4/15/2022	12,951,619
525,000	United Rentals North America, Inc., 8.375%, 9/15/2020	585,375

		15,027,333

	Consumer Cyclical Services – 0.0%
670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	653,250
5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	4,647,500

		5,300,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Products – 0.0%
$1,335,000	Visant Corp., 10.000%, 10/01/2017	$1,294,950

	Electric – 1.7%
1,540,000	AES Corp., 4.875%, 5/15/2023	1,439,900
726,514	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	773,737
44,331,098	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	46,897,426
62,180,200	Bruce Mansfield Unit, 6.850%, 6/01/2034	65,118,215
2,284,339	CE Generation LLC, 7.416%, 12/15/2018	2,252,929
42,200,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	42,938,500
14,800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	15,869,300
100,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	147,544
3,570,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	4,200,476
13,642,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	13,084,520
1,435,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,487,406
2,732,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	4,208,050
105,959,455	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250% (12.250% PIK), 12/01/2018, 144A(e)	73,641,821
555,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	634,180

		272,694,004

	Financial Other – 0.2%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	26,378,420

	Food & Beverage – 0.2%
25,280,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	27,112,800
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,148,400
4,370,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	4,465,196

		36,726,396

	Government Guaranteed – 0.4%
72,695,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	64,570,362

	Government Owned - No Guarantee – 0.4%
19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	19,158,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – continued
499,300,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	$40,206,574

		59,365,324

	Government Sponsored – 0.1%
1,000,000	EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	986,043
10,807,000	Eksportfinans ASA, 2.000%, 9/15/2015	10,644,895
9,005,000	Eksportfinans ASA, 2.375%, 5/25/2016	8,858,669

		20,489,607

	Healthcare – 2.0%
2,795,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,924,269
9,960,000	HCA, Inc., 5.875%, 3/15/2022	10,283,700
108,560,000	HCA, Inc., 5.875%, 5/01/2023	107,203,000
14,620,000	HCA, Inc., 7.050%, 12/01/2027	14,400,700
20,447,000	HCA, Inc., 7.500%, 12/15/2023	22,082,760
24,215,000	HCA, Inc., 7.500%, 11/06/2033	24,215,000
46,148,000	HCA, Inc., 7.690%, 6/15/2025	48,224,660
32,745,000	HCA, Inc., 8.360%, 4/15/2024	36,019,500
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	16,408,062
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	9,444,540
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	28,326,330

		319,532,521

	Home Construction – 0.5%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	3,075,000
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(f)	1,267,313
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	11,957,200
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	6,793,200
11,315,000	KB Home, 7.250%, 6/15/2018	12,474,787
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	40,052,850
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	11,936,950

		87,557,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – 0.2%
$55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	$62,150
11,132,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	7,653,250
2,990,000	Halcon Resources Corp., 9.250%, 2/15/2022, 144A	3,042,325
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	13,551,037
1,975,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	1,970,063
2,780,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	2,821,700

		29,100,525

	Industrial Other – 0.1%
7,475,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	7,362,875
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,685,060

		18,047,935

	Life Insurance – 1.0%
5,135,000	American International Group, Inc., 4.125%, 2/15/2024	5,105,232
34,562,000	American International Group, Inc., 6.250%, 3/15/2087	34,562,000
27,655,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	33,462,550
14,490,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	16,620,755
2,855,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	2,720,884
23,200,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(c)	22,678,000
1,000,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(c)	1,754,645
1,350,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	1,983,000
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,544,265
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	1,895,375
8,145,000	MetLife, Inc., 10.750%, 8/01/2069	12,013,875
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	8,878,237
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,357,464

		162,576,282

	Local Authorities – 1.8%
86,645,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	111,360,238

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – continued
900,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	$919,534
8,095,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	10,134,021
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,320,021
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	80,972,755
66,305,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	63,339,129
26,730,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	24,527,676

		294,573,374

	Media Cable – 0.6%
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,132,675
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	26,146,391
1,085,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	821,958
135,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	116,781
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	63,326,194
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	10,168,357

		103,712,356

	Media Non-Cable – 1.1%
1,035,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	993,600
3,760,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	3,741,200
64,250,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	64,892,500
90,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	5,581,654
11,620,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023, 144A	11,053,525
3,995,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	4,244,688
28,785,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	30,871,912
16,000,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	17,160,000
2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,434,100
3,730,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,009,750
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,576,750
28,455,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	32,580,975

		184,140,654

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – 0.9%
$3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	$4,075,992
5,075,000	Alcoa, Inc., 5.900%, 2/01/2027	4,972,627
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,298,258
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,544,378
25,271,000	ArcelorMittal, 7.250%, 3/01/2041	24,133,805
29,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	27,319,400
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	7,827,571
1,814,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	1,545,367
21,905,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	13,362,050
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,284,000
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	15,296,998
6,779,000	United States Steel Corp., 6.650%, 6/01/2037	5,829,940
7,490,000	United States Steel Corp., 6.875%, 4/01/2021	7,883,225
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	17,873,062

		140,246,673

	Non-Captive Consumer – 3.0%
9,265,000	SLM Corp., 4.875%, 6/17/2019	9,232,137
22,945,000	SLM Corp., 5.500%, 1/25/2023	21,674,122
109,950(††)	SLM Corp., 6.000%, 12/15/2043	2,028,394
7,515,000	SLM Corp., MTN, 4.625%, 9/25/2017	7,800,735
7,780,000	SLM Corp., MTN, 5.500%, 1/15/2019	8,073,711
17,600,000	SLM Corp., MTN, 7.250%, 1/25/2022	18,612,000
2,160,000	SLM Corp., MTN, 8.000%, 3/25/2020	2,446,200
3,750,000	SLM Corp., Series A, MTN, 0.538%, 1/27/2014(b)	3,745,496
14,465,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	14,172,142
50,910,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	42,191,663
63,605,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	74,099,825
137,545,000	Springleaf Finance Corp., 7.750%, 10/01/2021	148,548,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	$59,553,737
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	10,727,200
800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	856,000
55,730,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	60,912,890

		484,674,852

	Non-Captive Diversified – 3.6%
7,855,000	Aircastle Ltd., 7.625%, 4/15/2020	8,817,237
19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	20,666,664
57,000,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	45,340,237
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	67,715,659
25,320,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	21,250,111
58,490,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	49,641,554
15,305,000	General Electric Capital Corp., Series A, MTN, 0.544%, 5/13/2024(b)	14,265,255
245,797,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	209,108,358
325,000	International Lease Finance Corp., 3.875%, 4/15/2018	325,813
2,665,000	International Lease Finance Corp., 5.875%, 4/01/2019	2,838,225
24,750,000	International Lease Finance Corp., 5.875%, 8/15/2022	24,688,125
1,995,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,159,587
20,610,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	23,856,075
10,245,000	International Lease Finance Corp., 8.250%, 12/15/2020	11,986,650
4,000,000	iStar Financial, Inc., 3.875%, 7/01/2016	4,090,000
11,995,000	iStar Financial, Inc., 4.875%, 7/01/2018	11,950,019
23,175,000	iStar Financial, Inc., 5.850%, 3/15/2017	24,826,219
3,350,000	iStar Financial, Inc., 6.050%, 4/15/2015	3,521,687
19,240,000	iStar Financial, Inc., 7.125%, 2/15/2018	21,212,100
19,915,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	20,910,750

		589,170,325

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 0.0%
$7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	$7,385,100

	Paper – 0.7%
14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	17,737,137
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	60,620,474
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,076,507
4,865,000	Westvaco Corp., 7.950%, 2/15/2031	5,644,743
23,365,000	Westvaco Corp., 8.200%, 1/15/2030	27,686,123
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,276,201

		116,041,185

	Pharmaceuticals – 0.3%
52,735,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	55,569,506

	Pipelines – 0.7%
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	761,075
8,935,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,409,743
38,926,668	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(d)	39,773,323
60,430,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	54,689,150
3,870,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	3,308,850
2,265,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	1,874,288
4,168,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	4,011,700

		113,828,129

	Property & Casualty Insurance – 0.4%
14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	16,251,281
12,510,000	MBIA Insurance Corp., 11.504%, 1/15/2033, 144A(b)(g)	9,445,050
11,200,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	12,139,478
3,000,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(c)	3,091,404
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%,(c)	17,579,613
1,425,000	XLIT Ltd., 6.375%, 11/15/2024	1,633,298

		60,140,124

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Railroads – 0.6%
90,000,000	Hellenic Railways Organization S.A., EMTN, 0.560%, 5/24/2016, (EUR)(b)(d)	$97,812,225
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	951,225

		98,763,450

	Retailers – 0.6%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,391,500
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,741,777
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,590,000
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	469,625
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022(h)	11,332,447
2,440,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	2,000,800
29,129,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	21,701,105
2,800,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,002,000
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,677,812
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,616,965
37,646,000	Toys R Us, Inc., 7.375%, 10/15/2018	27,858,040

		95,382,071

	Sovereigns – 1.2%
64,132,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	5,784,000
10,000,000,000	Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	883,319
162,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	60,397,902
55,925,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	22,934,169
49,120,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	21,600,932
18,400,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	19,918,000
5,226,139,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	30,783,761
1,605,660,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	9,523,225
3,112,923,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	19,903,028

		191,728,336

	Supermarkets – 1.0%
5,871,000	American Stores Co., 7.900%, 5/01/2017	6,869,070

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	$65,006,320
22,640,000	New Albertson’s, Inc., 7.750%, 6/15/2026	18,338,400
17,140,000	New Albertson’s, Inc., 8.000%, 5/01/2031	14,140,500
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,029,975
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	11,766,240
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	34,147,750

		155,298,255

	Supranational – 1.2%
16,375,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	6,482,675
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	19,809,466
128,560,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	54,355,664
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	56,495,597
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	20,851,086
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	6,582,253
72,900,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	28,260,820

		192,837,561

	Technology – 1.7%
93,399,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	82,658,115
5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	5,114,375
2,145,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	2,228,119
25,000,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	27,875,000
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	35,916,262
14,000,000	First Data Corp., 10.625%, 6/15/2021, 144A	15,172,500
8,015,000	First Data Corp., 11.250%, 1/15/2021, 144A	8,846,556
77,740,000	First Data Corp., 11.750%, 8/15/2021, 144A	82,015,700
475,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	536,954
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,537,528
210,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	253,327

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$3,615,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	$3,795,750

		266,950,186

	Textile – 0.0%
4,050,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	3,437,438
3,450,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	3,657,000

		7,094,438

	Transportation Services – 0.3%
10,503,000	APL Ltd., 8.000%, 1/15/2024(d)	9,872,820
5,402,591	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(h)	5,497,137
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)(i)	8,990,213
4,912,482	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(h)	5,010,731
4,344,114	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(h)	4,371,482
4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(g)(h)(i)	6,215,368
2,341,238	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(h)	2,481,713
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	4,698,189
4,115,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	4,433,913

		51,571,566

	Treasuries – 15.5%
80,220,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	75,120,206
317,256,000	Canadian Government, 1.250%, 2/01/2016, (CAD)	299,366,017
29,490,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	26,892,881
272,755,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	258,568,402
201,485,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	193,545,097
89,045,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	86,795,089
71,980,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	73,548,009
18,080,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	139,385,286
20,219,481(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	172,244,612
75,670,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	66,836,119

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
836,485,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	$148,649,755
1,266,835,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	218,810,119
23,580,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, 144A, (EUR)	28,620,922
1,995,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, 144A, (EUR)	1,989,640
6,225,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, 144A, (EUR)	8,142,393
43,330,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	54,930,697
65,300,000	Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	52,133,094
72,860,000	U.S. Treasury Bond, 2.750%, 11/15/2042	57,604,937
81,630,000	U.S. Treasury Bond, 2.875%, 5/15/2043	66,158,584
169,985,000	U.S. Treasury Note, 0.250%, 6/30/2014	170,117,758
311,655,000	U.S. Treasury Note, 0.250%, 9/30/2015	311,375,134

		2,510,834,751

	Wireless – 0.9%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	20,679,788
57,112,000	NII Capital Corp., 10.000%, 8/15/2016	30,269,360
31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	29,256,142
29,252,000	Sprint Capital Corp., 6.900%, 5/01/2019	31,957,810
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,713,850
23,641,000	Sprint Corp., 7.250%, 9/15/2021, 144A	25,384,524

		144,261,474

	Wirelines – 3.7%
2,825,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(j)	2,620,188
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,788,837
21,480,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	22,601,267
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	75,212,800
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	682,763
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,817,200
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,638,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	$312,375
17,900,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	26,043,420
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,396,305
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	39,458,500
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	36,802,560
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,001,405
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,584,273
28,505,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	30,215,300
5,965,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	6,680,800
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	2,858,406
4,667,000	Oi S.A., 5.750%, 2/10/2022, 144A	4,293,640
500,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	711,924
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	21,857,112
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	42,871,091
800,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,153,144
16,145,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	17,517,325
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	38,957,050
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	13,086,150
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	31,018,213
31,060,000	Qwest Corp., 6.875%, 9/15/2033	29,817,600
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,098,063
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,258,795
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	33,931,879
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	20,493,725
7,200,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	7,841,024
5,250,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	5,176,957
4,350,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	4,795,179

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	$32,195,966
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	19,054,209
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,927,090
2,080,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,048,544

		605,819,929

	Total Non-Convertible Bonds (Identified Cost $9,363,641,301)	9,724,720,453

Convertible Bonds – 8.2%

	Airlines – 0.0%
1,255,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,458,172

	Automotive – 1.4%
125,580,000	Ford Motor Co., 4.250%, 11/15/2016	231,695,100

	Chemicals – 0.0%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	4,765,097

	Construction Machinery – 0.2%
3,560,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(j)	3,406,475
8,460,000	Navistar International Corp., 3.000%, 10/15/2014	8,650,350
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	22,027,368

		34,084,193

	Healthcare – 0.4%
14,700,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	15,012,375
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,586,763
3,780,000	Omnicare, Inc., 3.250%, 12/15/2035	4,039,875
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	47,087,262

		68,726,275

	Home Construction – 0.7%
10,183,000	KB Home, 1.375%, 2/01/2019	10,112,992
52,005,000	Lennar Corp., 3.250%, 11/15/2021, 144A	93,478,987

		103,591,979

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Independent Energy – 0.3%
$20,440,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	$19,060,300
24,655,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	25,024,825
9,196,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	9,615,568

		53,700,693

	Life Insurance – 0.6%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	90,688,031

	Metals & Mining – 0.2%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,176,875
21,845,000	United States Steel Corp., 2.750%, 4/01/2019	28,917,319

		30,094,194

	Non-Captive Diversified – 0.0%
5,025,000	Jefferies Group LLC, 3.875%, 11/01/2029	5,317,078

	Packaging – 0.2%
30,570,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	31,850,119

	Pharmaceuticals – 0.0%
1,195,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	1,265,953
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,769,816
1,810,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	2,514,769

		5,550,538

	REITs-Mortgage – 0.1%
10,660,000	iStar Financial, Inc., 3.000%, 11/15/2016	14,550,900

	REITs-Warehouse/Industrials – 0.1%
19,445,000	ProLogis LP, 3.250%, 3/15/2015	21,705,481

	Technology – 3.2%
49,755,000	Ciena Corp., 0.875%, 6/15/2017	50,874,487
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	10,350,891
6,075,000	Ciena Corp., 4.000%, 3/15/2015, 144A	7,882,312
2,429,000	Intel Corp., 2.950%, 12/15/2035	2,720,480
205,005,000	Intel Corp., 3.250%, 8/01/2039	278,678,672

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$1,055,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	$1,283,144
5,714,290	Liberty Media LLC, 3.500%, 1/15/2031	3,021,431
8,550,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	19,777,219
6,000,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	13,661,250
127,566,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	125,572,781
2,740,000	Nuance Communications, Inc., 2.750%, 11/01/2031	2,676,637

		516,499,304

	Utility Other – 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	3,555,000

	Wirelines – 0.8%
3,220,500	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(d)(h)(j)(k)	434,094
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(d)	73,677,187
32,895,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(d)	44,819,438
900,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,257,940

		120,188,659

	Total Convertible Bonds (Identified Cost $951,044,127)	1,338,020,813

Municipals – 0.9%

	District of Columbia – 0.0%
3,850,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	4,155,113

	Illinois – 0.3%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,596,177
47,285,000	State of Illinois, 5.100%, 6/01/2033	43,924,928

		45,521,105

	Michigan – 0.1%
12,580,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	9,825,357

	Virginia – 0.5%
125,265,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	84,546,359

	Total Municipals (Identified Cost $179,395,343)	144,047,934

	Total Bonds and Notes (Identified Cost $10,494,080,771)	11,206,789,200

Principal Amount (‡)	Description	Value (†)
Senior Loans – 1.6%

	Automotive – 0.1%
$11,393,900	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	$11,536,324

	Chemicals – 0.2%
2,000,000	Allnex USA, Inc., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	2,048,760
4,838,426	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	4,626,745
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/18/2020(b)	31,590,162

		38,265,667

	Consumer Products – 0.1%
8,589,669	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	8,453,695

	Diversified Manufacturing – 0.0%
6,385,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(b)	6,496,737

	Electric – 0.0%
4,788,467	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, 3.730%, 10/10/2014(l)	3,384,249

	Food & Beverage – 0.1%
11,472,248	DS Waters of America, Inc., New Term Loan, 5.250%, 8/31/2020(b)	11,629,991

	Healthcare – 0.1%
20,720,875	Apria Healthcare Group, Inc., Term Loan, 6.750%, 4/05/2020(b)	20,763,974

	Media Non-Cable – 0.0%
7,799,719	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	5,809,621

	Metals & Mining – 0.1%
11,474,750	Essar Steel Algoma, Inc., ABL Term Loan, 9.250%, 9/19/2014(b)	11,532,124

	Non-Captive Diversified – 0.5%
77,114,669	Istar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	79,620,896

	Oil Field Services – 0.2%
26,160,164	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(b)	26,231,058

	Other Utility – 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	1,272,040

	Retailers – 0.0%
3,000,000	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	2,882,820

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Supermarkets – 0.1%
$13,744,724	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(b)	$13,862,791

	Wirelines – 0.1%
17,658,333	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	17,698,065
1,495,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	1,534,991
2,645,000	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	2,662,642

		21,895,698

	Total Senior Loans (Identified Cost $260,866,828)	263,637,685

Shares
Common Stocks – 21.1%

	Automobiles – 1.2%
4,719,016	General Motors Co.(g)	192,866,184

	Biotechnology – 0.4%
930,495	Vertex Pharmaceuticals, Inc.(g)	69,135,779

	Chemicals – 2.7%
1,364,851	Dow Chemical Co. (The)	60,599,384
2,000,000	PPG Industries, Inc.	379,320,000

		439,919,384

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(g)	16,482,272
2,304	Rock-Tenn Co., Class A	241,943

		16,724,215

	Diversified Financial Services – 0.4%
3,979,932	Bank of America Corp.	61,967,541

	Diversified Telecommunication Services – 2.3%
183,181	FairPoint Communications, Inc.(g)	2,071,777
283,397	Hawaiian Telcom Holdco, Inc.(g)	8,323,370
323,886	Level 3 Communications, Inc.(g)	10,743,299
200,000	Telecom Italia SpA, Sponsored ADR	1,992,000
3,871,339	Telecom Italia SpA, Sponsored ADR	30,080,304
19,550,590	Telefonica S.A., Sponsored ADR	319,456,640

		372,667,390

	Electric Utilities – 0.0%
94,166	Duke Energy Corp.	6,498,396

	Electronic Equipment, Instruments & Components – 3.5%
32,000,000	Corning, Inc.	570,240,000

	Food Products – 0.5%
2,309,175	ConAgra Foods, Inc.	77,819,198

Shares	Description	Value (†)
Common Stocks – continued

	Household Durables – 0.2%
477,725	KB Home	$8,732,813
549,450	Lennar Corp., Class A	21,736,242

		30,469,055

	Insurance – 0.9%
1,510,275	Prudential Financial, Inc.	139,277,560

	Oil, Gas & Consumable Fuels – 2.0%
846,398	Chesapeake Energy Corp.	22,971,242
5,351,804	Repsol YPF S.A., Sponsored ADR	135,347,123
2,134,173	Royal Dutch Shell PLC, ADR	152,102,510
141,249	Spectra Energy Corp.	5,031,289

		315,452,164

	Pharmaceuticals – 4.0%
8,514,190	Bristol-Myers Squibb Co.	452,529,198
2,288	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	91,703
1,708,077	Valeant Pharmaceuticals International, Inc.(g)	200,528,240

		653,149,141

	REITs - Apartments – 0.3%
290,904	Apartment Investment & Management Co., Class A	7,537,323
889,730	Associated Estates Realty Corp.	14,280,166
460,000	Equity Residential	23,860,200

		45,677,689

	REITs - Regional Malls – 0.1%
123,159	Simon Property Group, Inc.	18,739,873

	REITs - Shopping Centers – 0.0%
201,557	DDR Corp.	3,097,931

	Semiconductors & Semiconductor Equipment – 2.4%
14,733,856	Intel Corp.	382,490,902

	Trading Companies & Distributors – 0.1%
176,859	United Rentals, Inc.(g)	13,786,159

	Total Common Stocks (Identified Cost $2,344,495,986)	3,409,978,561

Preferred Stocks – 2.7%

Convertible Preferred Stocks – 2.1%

	Banking – 0.1%
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	9,428,965

	Electric – 0.1%
380,577	AES Trust III, 6.750%	19,097,354

	Home Construction – 0.1%
355,000	Hovnanian Enterprises, Inc., 7.250%	11,406,150

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Independent Energy – 0.3%
53,270	Chesapeake Energy Corp., 4.500%	$4,884,326
69,532	Chesapeake Energy Corp., 5.000%	6,779,370
24,658	Chesapeake Energy Corp., Series A, 5.750%, 144A	28,572,457
61,053	SandRidge Energy, Inc., 7.000%	6,051,879
99,800	SandRidge Energy, Inc., 8.500%	10,410,388

		56,698,420

	Metals & Mining – 0.6%
3,017,666	ArcelorMittal, 6.000%	78,459,316
715,156	Cliffs Natural Resources, Inc., 7.000%	16,419,982

		94,879,298

	Non-Captive Diversified – 0.1%
19,062	Bank of America Corp., Series L, 7.250%	20,224,782

	Pipelines – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	13,600,131

	REITs - Diversified – 0.1%
391,776	Weyerhaeuser Co., Series A, 6.375%	21,955,127

	REITs - Healthcare – 0.0%
116,700	Health Care REIT, Inc., Series I, 6.500%	5,982,042

	REITs - Hotels – 0.0%
33,298	FelCor Lodging Trust, Inc., Series A, 1.950%	807,476

	REITs - Mortgage – 0.2%
450,965	iStar Financial, Inc., Series J, 4.500%	27,959,830

	Technology – 0.4%
58,020	Lucent Technologies Capital Trust I, 7.750%	58,310,100

	Wirelines – 0.0%
785	Cincinnati Bell, Inc., 6.750%	35,615

	Total Convertible Preferred Stocks (Identified Cost $285,024,920)	340,385,290

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – 0.6%

	Banking – 0.3%
45,861	Ally Financial, Inc., Series G, 7.000%, 144A	$43,801,557
35,000	Bank of America Corp., 6.375%	813,750
389,800	Countrywide Capital IV, 6.750%	9,702,122

		54,317,429

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	35,825

	Government Sponsored – 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A	26,934,375

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(g)	2,925,856

	Non-Captive Consumer – 0.0%
101,175	SLM Corp., Series A, 6.970%	4,633,815

	Non-Captive Diversified – 0.0%
10,425	iStar Financial, Inc., Series G, 7.650%	238,107
39,300	iStar Financial, Inc., Series F, 7.800%	893,289
39,200	iStar Financial, Inc., Series E, 7.875%	916,104

		2,047,500

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,819,939

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	6,297,606

	Total Non-Convertible Preferred Stocks (Identified Cost $63,496,051)	99,012,345

	Total Preferred Stocks (Identified Cost $348,520,971)	439,397,635

Closed-End Investment Companies – 0.1%
681,131	NexPoint Credit Strategies Fund (Identified Cost $10,230,352)	6,416,254

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 4.3%
$1,848,878	Repurchase Agreement with State Street Bank and Trust Company, 12/31/2013 at 0.000% to be repurchased at $1,848,878 on 1/02/2014 collateralized by $2,070,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $1,888,815 including accrued interest(m)	$1,848,878
696,161,021

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $696,161,021 on 1/02/2014 collateralized by $100,000,000 Federal National Mortgage Association, 5.000% due 2/13/2017 valued at $114,419,800; $24,160,000 U.S. Treasury Note, 3.125% due 1/31/2017 valued at $26,147,957; $26,375,000 U.S. Treasury Note, 0.875% due 1/31/2017 valued at $26,506,875; $274,000,000 U.S. Treasury Note, 0.875% due 2/28/2017 valued at $274,737,060; $67,870,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $68,193,468; $56,525,000 Federal National Mortgage Association, 3.500% due 2/25/2042 valued at $47,748,460; $29,420,000 Federal Home Loan Mortgage Corp., 3.500% due 2/15/2041 valued at $26,450,848; $99,750,000 Federal National Mortgage Association, 3.037% due 1/01/2042 valued at $72,893,268; $99,990,000 Federal National Mortgage Association, 3.242% due 5/01/2041 valued at $52,994,966 including accrued interest(m)

		696,161,021

	Total Short-Term Investments (Identified Cost $698,009,899)	698,009,899

	Total Investments – 98.9% (Identified Cost $14,156,204,807)(a)	16,024,229,234
	Other assets less liabilities – 1.1%	185,397,822

	Net Assets – 100.0%	$16,209,627,056

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value.)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $14,194,864,270 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,445,731,355
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(616,366,391)

Net unrealized appreciation	$1,829,364,964

(b)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security. At December 31, 2013, the value of these securities amounted to $307,916,070 or 1.9% of net assets.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2013, the issuer has paid out 100% of the interest payments in-kind.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Fair valued by the Fund’s investment adviser. At December 31, 2013, the value of this security amounted to $44,333,185 or 0.3% of net assets.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(l)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2013.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $2,094,997,829 or 12.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$42,417,448	$324,964,889	(a)	$367,382,337
Non-Captive Consumer	2,028,394	482,646,458	—		484,674,852
Retailers	—	84,049,624	11,332,447	(b)	95,382,071
Transportation Services	—	19,004,922	32,566,644	(b)	51,571,566
All Other Non-Convertible Bonds*	—	8,725,709,627	—		8,725,709,627

Total Non-Convertible Bonds	2,028,394	9,353,828,079	368,863,980		9,724,720,453

Convertible Bonds
Wirelines	—	119,754,565	434,094	(b)	120,188,659
All Other Convertible Bonds*	—	1,217,832,154	—		1,217,832,154

Total Convertible Bonds	—	1,337,586,719	434,094		1,338,020,813

Municipals*	—	144,047,934	—		144,047,934

Total Bonds and Notes	2,028,394	10,835,462,732	369,298,074		11,206,789,200

Senior Loans*	—	263,637,685	—		263,637,685
Common Stocks*	3,409,978,561	—	—		3,409,978,561
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	46,288,032	10,410,388	—		56,698,420
REITs - Mortgage	—	27,959,830	—		27,959,830
Wirelines	—	35,615	—		35,615
All Other Convertible Preferred Stocks*	255,691,425	—	—		255,691,425

Total Convertible Preferred Stocks	301,979,457	38,405,833	—		340,385,290

Non-Convertible Preferred Stocks
Electric	—	35,825	—		35,825
Government Sponsored	—	26,934,375	—		26,934,375
REITs - Office Property	—	1,819,939	—		1,819,939
All Other Non-Convertible Preferred Stocks*	70,222,206	—	—		70,222,206

Total Non-Convertible Preferred Stocks	70,222,206	28,790,139	—		99,012,345

Total Preferred Stocks	372,201,663	67,195,972	—		439,397,635

Closed End Investment Companies	6,416,254	—	—		6,416,254
Short-Term Investments	—	698,009,899	—		698,009,899

Total Investments	3,790,624,872	11,864,306,288	369,298,074		16,024,229,234

Total	$3,790,624,872	$11,864,306,288	$369,298,074		$16,024,229,234

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser.

A preferred stock valued at $24,974,442 was transferred from Level 1 to Level 2 during the period ended December 31, 2013. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$324,635,747	$57,641	$98,313	$5,116,967	$—	$(12,345,429)	$7,401,650	$—	$324,964,889	$6,045,059
Retailers	11,276,382	8,186	—	47,879	—	—	—	—	11,332,447	47,879
Transportation Services	33,966,589	—	230,116	(277,811)	—	(1,352,250)	—	—	32,566,644	(24,561)
Convertible Bonds
Wirelines	368,219	—	—	65,875	—	—	—	—	434,094	65,875

Total	$370,246,937	$65,827	$328,429	$4,952,910	$—	$(13,697,679)	$7,401,650	$—	$369,298,074	$6,134,252

Debt securities valued at $7,401,650 were transferred from Level 2 to Level 3 during the period ended December 31, 2013. At December 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	15.5%
Banking	8.3
Technology	5.3
Wirelines	4.6
Pharmaceuticals	4.3
Non-Captive Diversified	4.2
Electronic Equipment, Instruments & Components	3.5
Chemicals	3.3
Non-Captive Consumer	3.0
Healthcare	2.5
Semiconductors & Semiconductor Equipment	2.4
Diversified Telecommunication Services	2.3
Airlines	2.3
Automotive	2.3
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	28.8
Short-Term Investments	4.3

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure Summary at December 31, 2013 (Unaudited)

United States Dollar	73.9%
Canadian Dollar	7.1
New Zealand Dollar	4.0
Euro	3.4
Australian Dollar	2.7
Norwegian Krone	2.2
Other, less than 2% each	5.6

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 97.1% of Net Assets

	Aerospace & Defense – 2.7%
270,799	Honeywell International, Inc.	$24,742,904
286,347	Northrop Grumman Corp.	32,818,230

		57,561,134

	Automobiles – 1.3%
706,637	General Motors Co.(b)	28,880,254

	Beverages – 1.1%
293,345	PepsiCo, Inc.	24,330,034

	Capital Markets – 4.7%
342,524	Ameriprise Financial, Inc.	39,407,386
529,447	Legg Mason, Inc.	23,020,356
540,938	State Street Corp.	39,699,440

		102,127,182

	Chemicals – 1.4%
456,295	E.I. du Pont de Nemours & Co.	29,645,486

	Commercial Banks – 5.7%
1,147,455	Fifth Third Bancorp	24,130,979
399,831	PNC Financial Services Group, Inc. (The)	31,018,889
496,512	US Bancorp	20,059,085
1,060,286	Wells Fargo & Co.	48,136,984

		123,345,937

	Communications Equipment – 2.6%
1,033,841	Cisco Systems, Inc.	23,209,730
482,460	Motorola Solutions, Inc.	32,566,050

		55,775,780

	Computers & Peripherals – 2.3%
43,292	Apple, Inc.	24,291,574
1,012,591	EMC Corp.	25,466,664

		49,758,238

	Construction Materials – 1.1%
409,162	Vulcan Materials Co.	24,312,406

	Consumer Finance – 1.4%
545,000	Discover Financial Services	30,492,750

	Containers & Packaging – 1.5%
915,908	Sealed Air Corp.	31,186,667

	Diversified Financial Services – 5.6%
2,035,272	Bank of America Corp.	31,689,185
631,545	Citigroup, Inc.	32,909,810
966,750	JPMorgan Chase & Co.	56,535,540

		121,134,535

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – 1.2%
528,056	Verizon Communications, Inc.	$25,948,672

	Electric Utilities – 1.9%
462,116	FirstEnergy Corp.	15,240,586
302,059	NextEra Energy, Inc.	25,862,291

		41,102,877

	Electrical Equipment – 1.4%
397,232	Eaton Corp. PLC	30,237,300

	Energy Equipment & Services – 1.4%
334,436	Schlumberger Ltd.	30,136,028

	Food & Staples Retailing – 1.3%
394,419	CVS Caremark Corp.	28,228,568

	Food Products – 1.2%
756,187	Mondelez International, Inc., Class A	26,693,401

	Health Care Equipment & Supplies – 1.3%
422,554	Covidien PLC	28,775,927

	Health Care Providers & Services – 2.5%
435,949	HCA Holdings, Inc.(b)	20,799,127
432,334	UnitedHealth Group, Inc.	32,554,750

		53,353,877

	Household Products – 0.6%
167,910	Procter & Gamble Co. (The)	13,669,553

	Independent Power Producers & Energy Traders – 0.9%
995,623	Calpine Corp.(b)	19,424,605

	Industrial Conglomerates – 1.7%
1,268,955	General Electric Co.	35,568,809

	Insurance – 5.8%
588,290	American International Group, Inc.	30,032,205
628,316	MetLife, Inc.	33,878,799
307,510	Travelers Cos., Inc. (The)	27,841,955
949,075	Unum Group	33,293,551

		125,046,510

	Internet & Catalog Retail – 1.5%
1,083,851	Liberty Interactive Corp., Class A(b)	31,811,027

	Internet Software & Services – 0.9%
425,033	AOL, Inc.(b)	19,815,039

	Machinery – 4.1%
207,820	Deere & Co.	18,980,201
168,373	Dover Corp.	16,254,729
402,978	Illinois Tool Works, Inc.	33,882,390
443,523	Terex Corp.	18,623,531

		87,740,851

Shares	Description	Value (†)
Common Stocks – continued

	Media – 6.1%
629,387	Comcast Corp., Class A	$32,706,096
269,199	DIRECTV(b)	18,598,959
217,416	Liberty Global PLC, Class A(b)	19,347,850
413,298	Omnicom Group, Inc.	30,736,972
332,203	Viacom, Inc., Class B	29,014,610

		130,404,487

	Multiline Retail – 1.3%
411,723	Family Dollar Stores, Inc.	26,749,643

	Oil, Gas & Consumable Fuels – 10.1%
387,421	Chevron Corp.	48,392,757
425,739	CONSOL Energy, Inc.	16,195,111
392,108	ExxonMobil Corp.	39,681,330
350,501	Hess Corp.	29,091,583
871,863	Marathon Oil Corp.	30,776,764
437,546	Noble Energy, Inc.	29,801,258
465,744	Valero Energy Corp.	23,473,498

		217,412,301

	Pharmaceuticals – 9.8%
471,739	Bristol-Myers Squibb Co.	25,072,928
598,017	Eli Lilly & Co.	30,498,867
572,534	Forest Laboratories, Inc.(b)	34,369,216
877,863	Merck & Co., Inc.	43,937,043
1,442,602	Pfizer, Inc.	44,186,899
626,992	Sanofi, ADR	33,625,581

		211,690,534

	REITs - Diversified – 1.3%
908,017	Weyerhaeuser Co.	28,666,097

	Road & Rail – 1.4%
325,069	Norfolk Southern Corp.	30,176,155

	Semiconductors & Semiconductor Equipment – 1.4%
660,741	Texas Instruments, Inc.	29,013,137

	Software – 1.9%
784,211	Microsoft Corp.	29,353,018
302,965	Oracle Corp.	11,591,441

		40,944,459

	Specialty Retail – 2.0%
259,993	AutoNation, Inc.(b)	12,919,052
622,158	Lowe’s Cos., Inc.	30,827,929

		43,746,981

	Tobacco – 1.3%
328,325	Philip Morris International, Inc.	28,606,957

	Wireless Telecommunication Services – 1.4%
786,926	Vodafone Group PLC, Sponsored ADR	30,934,061

	Total Common Stocks (Identified Cost $1,487,497,393)	2,094,448,259

Principal Amount	Description	Value (†)
Short-Term Investments – 2.8%
$61,806,069	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $61,806,069 on 1/02/2014 collateralized by $55,275,000 Federal Farm Credit Bank, 4.875% due 1/17/2017 valued at $63,043,514 including accrued interest(c) (Identified Cost $61,806,069)	$61,806,069

	Total Investments – 99.9% (Identified Cost $1,549,303,462)(a)	2,156,254,328
	Other assets less liabilities – 0.1%	1,303,674

	Net Assets – 100.0%	$2,157,558,002

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $1,549,303,462 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$616,057,905
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,107,039)

Net unrealized appreciation	$606,950,866

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,094,448,259	$—	$—	$2,094,448,259
Short-Term Investments	—	61,806,069	—	61,806,069

Total	$2,094,448,259	$61,806,069	$—	$2,156,254,328

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2013 (Unaudited)

Oil, Gas & Consumable Fuels	10.1%
Pharmaceuticals	9.8
Media	6.1
Insurance	5.8
Commercial Banks	5.7
Diversified Financial Services	5.6
Capital Markets	4.7
Machinery	4.1
Aerospace & Defense	2.7
Communications Equipment	2.6
Health Care Providers & Services	2.5
Computers & Peripherals	2.3
Specialty Retail	2.0
Other Investments, less than 2% each	33.1
Short-Term Investments	2.8

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	February 24, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 24, 2014